UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

BERNSTEIN FUND, INC.

Small Cap Core Portfolio

International Small Cap Portfolio

International Strategic Equities Portfolio

SEMI-ANNUAL REPORT

MARCH 31, 2022

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at 800.221.5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Before investing in any portfolio of the Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

This shareholder report must be preceded or accompanied by the Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Investment Products Offered:    •  Are Not FDIC Insured  •  May Lose Value  •  Are Not Bank Guaranteed

Portfolio Manager Commentary (Unaudited)

To Our Shareholders—May 16, 2022

On the following pages, you will find the 2022 semi-annual report for the Portfolios1 (collectively, the “Portfolios”, and individually, a “Portfolio”) of the Bernstein Fund, Inc. (the “Bernstein Fund”). The semi-annual report covers the six- and 12-month periods ended March 31, 2022, and includes financial statements as well as notes to the financial statements, information about the recent performance of the Portfolios and a listing of each Portfolio’s holdings as of the period end.

The first quarter of 2022 kicked off with a humanitarian crisis, further economic volatility, and stressed financial markets. Global equities ended the six-month period largely flat, after gains of almost 6% in the fourth quarter of 2021 were offset by declines in the first quarter of 2022. The moves have been larger under the surface. In general during this period, momentum/growth stocks, and technology stocks in particular, performed poorly. Meanwhile many commodity-related names, especially energy stocks, appreciated meaningfully.

The global reopening has been driving the global economy and markets. Yet, with demand still hitting supply constraints, inflation in the US and around the world is touching its highest level in decades. As a result, the market began to price in a swift series of interest rate hikes by the Federal Reserve. Finally, Russia’s invasion of Ukraine exacerbated inflationary pressures, especially for oil, gas, and other commodities, and led to a fall in stock prices as fears of a potential global military conflict emerged.

The fixed-income markets faced their toughest period in close to 40 years due to the twin forces of higher inflation and rising interest rates. The US 10-year Treasury rate rose from 1.5% to over 2.3%, but the moves for debt maturing sooner were even more dramatic, with the 2-year Treasury yield rising from 0.3% to 2.3% over the past six months. This means that the value of bond portfolios has fallen. However, the upside is that as bonds mature and we reinvest at the new market rates, we’re now able to earn higher yields. Active management will be critical at a volatile time like this in the bond market.

Our portfolio managers are continuously monitoring the global supply chain, China’s zero-COVID policy, the situation in Ukraine, the rapid recovery of the US labor market, and a host of other factors driving the economy and the markets. As those drivers change, the portfolio managers are incorporating their updated views into our active positioning.

Thank you for your continued confidence in our approach.

If you have any questions about your investments in the Portfolios, please contact your Bernstein Advisor by calling 212.756.4097, or visit www.Bernstein.com. As always, we are firmly dedicated to your investment success.

Sincerely,

Beata D. Kirr

President

Bernstein Fund, Inc.

[1]	This performance discussion is intended as a general market commentary.

Small Cap Core Portfolio

Investment Objectives and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and equity real estate investment trusts (“REITs”). You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s investment manager (the “Adviser”). The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located in the US. The Portfolio defines small-capitalization companies as those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Index (“Russell 2000”) and the largest company in the Russell 2000.

(Portfolio Manager Commentary continued on next page)

2022 Semi-Annual Report	1

Portfolio Manager Commentary (continued)

The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the Russell 2000 changes.

The Adviser utilizes both quantitative analysis and fundamental research to determine which securities will be held by the Portfolio and to manage risk. The Adviser applies quantitative analysis to all of the securities in the Portfolio’s research universe, which is composed primarily of securities in the Portfolio’s benchmark. Those securities that score highly on this quantitative analysis are then screened to eliminate those securities that the Adviser is recommending against purchasing based on its fundamental research, and a portfolio is constructed from the remaining highly ranked securities based on diversification and risk considerations. In its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and earnings growth. In general, stocks are purchased when, in the view of the Adviser, they provide the highest expected returns, considering their contribution to the estimated risk of the Portfolio’s existing investments. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies does not cause the Adviser to dispose of the security. The Adviser expects to seek to manage the overall portfolio volatility of the Portfolio relative to the Russell 2000 by favoring securities that offer the best balance between return and targeted risk.

The Portfolio may also invest in exchange-traded funds (“ETFs”) and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may use stock index futures contracts to equitize cash. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

International Small Cap Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s Adviser. The Adviser invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located outside of the United States. Under normal circumstances, at least 65% of the Portfolio’s net assets are invested in companies located outside of the United States. The Portfolio defines small-capitalization companies as those that, at the time of investment, have market capitalizations within the market capitalization range of the Portfolio’s benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex USA Small Cap. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the MSCI ACWI ex USA Small Cap changes.

The Portfolio’s exposure to non-US companies may change over time based on the Adviser’s assessment of market conditions and the investment merit of non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile, (2) where the company has an established presence and conducts its business and (3) where the company conducts a significant part of its economic activities. The Portfolio may invest in both developed and emerging-market countries and, at times, may invest significantly in emerging markets.

The Adviser seeks to identify attractive investment opportunities primarily through its fundamental investment research or quantitative analysis. In applying its fundamental research, the Adviser generally seeks to identify companies that possess both attractive valuation and compelling company- and/or industry-level investment catalysts. In applying its quantitative analysis, the Adviser typically considers a number of metrics that historically have provided some indication of favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s

(Portfolio Manager Commentary continued on next page)

2	Bernstein Fund, Inc.

Portfolio Manager Commentary (continued)

assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may invest in established companies and also in new and less-seasoned issuers. The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Adviser may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

International Strategic Equities Portfolio

Investment Objective and Strategy

The Portfolio seeks to provide long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored ADRs and GDRs and equity REITs. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s Adviser. The Adviser invests the assets of the Portfolio primarily (under normal circumstances, at least 65% of net assets) in equity securities of issuers in countries that make up the MSCI ACWI ex USA, which includes both developed- and emerging-market countries. The Portfolio focuses on securities of large-cap and mid-cap companies. The Adviser expects to allocate fund assets among issuers in many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI ACWI ex USA and may invest in issuers in countries outside of the MSCI ACWI ex USA. The Portfolio’s exposure among non-US countries may change over time based on the Adviser’s assessment of market conditions and the investment merit of particular non-US issuers. Under normal circumstances, the Adviser invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Adviser may consider: (1) the place of domicile, (2) where the company has an established presence and conducts its business and (3) where the company conducts a significant part of its economic activities. The Portfolio may, at times, invest significantly in emerging markets.

The Adviser utilizes both fundamental and quantitative research to both determine which securities will be held by the Portfolio and to manage risk. In applying its quantitative analysis, the Adviser considers a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Adviser expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may also invest in ETFs and other investment companies from time to time.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Adviser may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Adviser may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Adviser may use stock index futures contracts to gain access to certain markets.

2022 Semi-Annual Report	3

Disclosures and Risks (Unaudited)

Benchmark Disclosures

None of the following indices or averages reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The MSCI ACWI ex USA Small Cap (net) measures the performance of the small-cap market segment across 22 of 23 developed markets (excluding the US) and 24 emerging-market countries. The MSCI ACWI ex USA (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets, excluding the United States. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. Investors cannot invest directly in an index, and their results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

All Portfolios:

The share price of the Portfolios will fluctuate and you may lose money. There is no guarantee that the Portfolios will achieve their investment objectives.

Cybersecurity Risk: As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Illiquid Investments Risk: Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk: The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Market Risk: The Portfolios are subject to market risk, which is the risk that stock or bond prices in general or in particular countries or sectors may decline over short or extended periods. Stock or bond prices may decline in response to adverse changes in the economy or the economic outlook;

(Disclosures and Risks continued on next page)

4	Bernstein Fund, Inc.

Disclosures and Risks (continued)

deterioration in investor sentiment; interest-rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness); policy and legislative changes; cybersecurity events; and other factors.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, sanctions, regional and global conflicts, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Sector Risk: The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials, consumer discretionary, information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources. The prices of securities of small- and mid-capitalization companies generally are more volatile than those of large-capitalization companies and are more likely to be adversely affected than large-capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small- and mid-capitalization capitalization companies may underperform large-capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk: The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk: The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. The US government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the

(Disclosures and Risks continued on next page)

2022 Semi-Annual Report	5

Disclosures and Risks (continued)

results intended by the Adviser and could also have an adverse effect on the Adviser and could have an adverse effect on the value or performance of the Portfolios.

REIT Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including other registered funds advised by the Adviser and ETFs, are subject to market and management risk. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Portfolios invest.

International Small Cap and International Strategic Equities Portfolios

Foreign (Non-US) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in US securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, and adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk: The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Emerging-Markets Securities Risk: The risks of investing in foreign (non-US) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk: This is the risk that changes in foreign (non-US) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the US dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the US dollar).

Actions by a Few Major Investors: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

These risks are discussed in further detail in the Portfolios’ prospectus.

An Important Note About Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Performance information is as of the dates shown. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling 212.756.4097. The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

(Disclosures and Risks continued on next page)

6	Bernstein Fund, Inc.

Disclosures and Risks (continued)

Investors should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit www.Bernstein.com, click on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports”, or call Bernstein’s mutual fund shareholder help line at 212.756.4097 or contact your Bernstein Advisor. Please read the prospectus and/or summary prospectus carefully before investing.

2022 Semi-Annual Report	7

Historical Performance (Unaudited)

Bernstein Fund Portfolios vs. Their Benchmarks and Lipper Averages

	TOTAL RETURNS		AVERAGE ANNUAL TOTAL RETURNS
THROUGH MARCH 31, 2022	PAST SIX MONTHS	PAST 12 MONTHS	PAST FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
Small Cap Core Portfolio[1]					12/29/2015
SCB Class Shares	-3.48%	-0.89%	7.81%	8.82%
Advisor Class Shares	-3.39%	-0.73%	8.07%	9.08%
Class Z Shares	-3.37%	-0.71%	8.08%	9.10%
Russell 2000 Index	-5.55%	-5.79%	9.74%	11.14%
Lipper Small-Cap Core Funds Average	0.38%	2.16%	9.07%	10.57%

International Small Cap Portfolio[2]					12/21/2015
SCB Class Shares	-7.29%	-2.63%	5.49%	6.51%
Advisor Class Shares	-7.18%	-2.38%	5.75%	6.76%
Class Z Shares	-7.18%	-2.37%	5.76%	6.77%
MSCI ACWI ex USA Small Cap (net)	-5.94%	0.03%	7.89%	8.68%
Lipper International Small/Mid-Cap Growth Funds Average	-11.76%	-4.86%	7.79%	8.00%

International Strategic Equities Portfolio[3]					12/21/2015
SCB Class Shares	-4.15%	-0.52%	5.16%	6.17%
Advisor Class Shares	-4.00%	-0.23%	5.43%	6.42%
Class Z Shares	-4.01%	-0.24%	5.43%	6.43%
MSCI ACWI ex USA (net)	-3.72%	-1.48%	6.76%	7.65%
Lipper International Multi-Cap Growth Funds Average	-10.72%	-7.58%	7.47%	7.66%

1	The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.14%, 0.89% and 0.87% for SCB Class, Advisor Class and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

2	The current prospectus table shows the total annual operating expense ratios for the Portfolio as 1.32%, 1.07% and 1.07% for SCB Class, Advisor Class and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

3	The current prospectus table shows the total annual operating expense ratios for the Portfolio as 0.95%, 0.70% and 0.71% for SCB Class, Advisor Class and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

See Disclosures, Risks and Note About Historical Performance on pages 4–7.

(Historical Performance continued on next page)

8	Bernstein Fund, Inc.

Historical Performance (continued from previous page)

Small Cap Core—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

International Small Cap—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

International Strategic Equities—SCB Class Shares
Growth of a $10,000 Investment in the Portfolio

Past performance is no guarantee of future results and an investment in the Portfolios could lose value. Each chart illustrates the total value of an assumed $10,000 investment as compared to the performance of each Portfolio’s respective benchmark and Lipper Average for the period since inception through March 31, 2022.

1	Inception date: 12/29/2015.

2	Inception date: 12/21/2015.

See Disclosures, Risks and Note About Historical Performance on pages 4–7.

2022 Semi-Annual Report	9

Expense Example—March 31, 2022 (Unaudited)

As a shareholder of a Portfolio, you incur various ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses—The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE OCTOBER 1, 2021	ENDING ACCOUNT VALUE MARCH 31, 2022	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO*
Small Cap Core Portfolio
SCB Class
Actual	$1,000	$965.20	$5.54	1.13%
Hypothetical**	$1,000	$1,019.30	$5.69	1.13%
Advisor Class
Actual	$1,000	$966.10	$4.31	0.88%
Hypothetical**	$1,000	$1,020.54	$4.43	0.88%
Class Z
Actual	$1,000	$966.30	$4.26	0.87%
Hypothetical**	$1,000	$1,020.59	$4.38	0.87%

International Small Cap Portfolio
SCB Class
Actual	$1,000	$927.10	$6.29	1.31%
Hypothetical**	$1,000	$1,018.40	$6.59	1.31%
Advisor Class
Actual	$1,000	$928.20	$5.10	1.06%
Hypothetical**	$1,000	$1,019.65	$5.34	1.06%
Class Z
Actual	$1,000	$928.20	$5.14	1.07%
Hypothetical**	$1,000	$1,019.60	$5.39	1.07%

International Strategic Equities Portfolio
SCB Class
Actual	$1,000	$958.50	$4.54	0.93%
Hypothetical**	$1,000	$1,020.29	$4.68	0.93%
Advisor Class
Actual	$1,000	$960.00	$3.32	0.68%
Hypothetical**	$1,000	$1,021.54	$3.43	0.68%
Class Z
Actual	$1,000	$959.90	$3.42	0.70%
Hypothetical**	$1,000	$1,021.44	$3.53	0.70%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

10	Bernstein Fund, Inc.

Portfolio Summary—March 31, 2022 (Unaudited)

Small Cap Core Portfolio

Sector Breakdown[1]
Industrials	16.9%
Information Technology	16.0
Financials	15.7
Health Care	15.6
Consumer Discretionary	12.7
Energy	7.7
Real Estate	5.9
Materials	4.5
Utilities	1.9
Consumer Staples	1.7
Communication Services	1.4

International Small Cap Portfolio

Sector Breakdown[1]		Country Breakdown[1]
Industrials	20.3%
Information Technology	15.6
Consumer Discretionary	13.1
Financials	10.4
Materials	10.4
Health Care	7.5
Communication Services	6.6
Real Estate	6.0
Consumer Staples	4.7
Utilities	2.9
Energy	2.5

International Strategic Equities Portfolio

Sector Breakdown[1]		Country Breakdown[1]
Information Technology	19.7%
Consumer Discretionary	15.9
Financials	15.4
Health Care	10.0
Energy	7.8
Industrials	7.6
Consumer Staples	7.2
Materials	7.0
Communication Services	6.5
Real Estate	1.7
Utilities	1.2

1	All data are as of March 31, 2022. The Portfolio’s country and sector breakdowns are expressed as a percentage of each Portfolio’s long-term investments and may vary over time. Each Portfolio may also invest in other financial instruments, including derivative instruments, which provide investment exposure to a variety of asset classes (see “Schedule of Investments” section of the report for additional details).

2	“Other” represents 6.8% in MSCI EM Index countries, 14.0% in MSCI EAFE Index countries and 0.6% in other emerging-market countries.

3	“Other” represents 3.6% in MSCI EM Index countries, 7.9% in MSCI EAFE Index countries and 2.5% in other emerging-market countries.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Schedule of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2022 Semi-Annual Report	11

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

March 31, 2022 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–99.6%

Industrials–16.8%
Air Freight & Logistics–0.3%
Radiant Logistics, Inc.(a)	343,333	$2,187,031

Airlines–0.3%
SkyWest, Inc.(a)	78,344	2,260,224

Building Products–1.6%
Builders FirstSource, Inc.(a)	44,607	2,878,936
Masonite International Corp.(a)	32,300	2,872,762
Simpson Manufacturing Co., Inc.	30,835	3,362,248
UFP Industries, Inc.	48,777	3,763,633

		12,877,579

Commercial Services & Supplies–0.7%
Tetra Tech, Inc.	36,102	5,954,664

Construction & Engineering–2.8%
AECOM	46,757	3,591,405
Comfort Systems USA, Inc.	47,434	4,222,100
EMCOR Group, Inc.	41,730	4,700,050
MasTec, Inc.(a)	38,374	3,342,376
WillScot Mobile Mini Holdings Corp.(a)	178,160	6,971,401

		22,827,332

Electrical Equipment–0.5%
Regal Rexnord Corp.	27,460	4,085,499

Machinery–2.5%
Kadant, Inc.	15,600	3,029,364
Middleby Corp. (The)(a)	18,500	3,032,890
Oshkosh Corp.	37,740	3,798,531
Shyft Group, Inc. (The)	83,770	3,024,935
Terex Corp.	107,490	3,833,093
Wabash National Corp.	206,941	3,071,004

		19,789,817

Professional Services–4.3%
ASGN, Inc.(a)	47,084	5,495,174
CACI International, Inc.–Class A(a)	6,426	1,935,897
Insperity, Inc.	49,491	4,969,886
KBR, Inc.	72,234	3,953,367
Kforce, Inc.	54,640	4,041,721
Korn Ferry	73,700	4,786,078
ManTech International Corp./VA–Class A	19,560	1,685,876
Science Applications International Corp.	24,790	2,284,894
TriNet Group, Inc.(a)	50,230	4,940,623

		34,093,516

Road & Rail–1.1%
ArcBest Corp.	48,672	3,918,096
Saia, Inc.(a)	20,280	4,944,670

		8,862,766

Company	Shares	U.S. $ Value
Trading Companies & Distributors–2.7%
Applied Industrial Technologies, Inc.	56,197	$5,769,184
Boise Cascade Co.	49,552	3,442,377
GMS, Inc.(a)	76,551	3,809,943
MRC Global, Inc.(a)	343,490	4,090,966
Rush Enterprises, Inc.–Class A	81,270	4,137,456

		21,249,926

		134,188,354

Information Technology–15.9%
Communications Equipment–0.4%
Lumentum Holdings, Inc.(a)	33,110	3,231,536

Electronic Equipment, Instruments & Components–3.6%
Allegro MicroSystems, Inc.(a)	115,920	3,292,128
Avnet, Inc.	80,980	3,286,978
Fabrinet(a)	24,738	2,600,706
Insight Enterprises, Inc.(a)	40,480	4,344,314
Jabil, Inc.	63,159	3,898,805
OSI Systems, Inc.(a)	30,452	2,592,074
Sanmina Corp.(a)	84,596	3,419,370
TD SYNNEX Corp.	28,633	2,955,212
TTM Technologies, Inc.(a)	161,826	2,398,261

		28,787,848

IT Services–3.1%
Concentrix Corp.	15,933	2,653,801
EVERTEC, Inc.	81,834	3,349,466
Maximus, Inc.	31,531	2,363,249
Perficient, Inc.(a)	42,026	4,626,642
Switch, Inc.–Class A	130,470	4,021,085
TTEC Holdings, Inc.	36,060	2,975,671
WNS Holdings Ltd. (ADR)(a)	53,182	4,546,529

		24,536,443

Semiconductors & Semiconductor Equipment–3.9%
Ambarella, Inc.(a)	19,920	2,090,006
Kulicke & Soffa Industries, Inc.	80,913	4,532,746
Lattice Semiconductor Corp.(a)	99,108	6,040,633
MACOM Technology Solutions Holdings, Inc.(a)	69,550	4,163,959
Onto Innovation, Inc.(a)	51,040	4,434,866
SMART Global Holdings, Inc.(a)	171,560	4,431,395
Synaptics, Inc.(a)	26,579	5,302,510

		30,996,115

Software–4.9%
A10 Networks, Inc.	286,950	4,002,953
ACI Worldwide, Inc.(a)	134,100	4,222,809
Box, Inc.(a)	131,400	3,818,484
CommVault Systems, Inc.(a)	80,388	5,333,744
Consensus Cloud Solutions, Inc.(a)	14,603	878,078
Digital Turbine, Inc.(a)	30,940	1,355,481
Manhattan Associates, Inc.(a)	28,135	3,902,606
MicroStrategy, Inc.(a)	6,490	3,156,217
NCR Corp.(a)	82,459	3,314,027
Progress Software Corp.	71,561	3,369,807

12	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
SPS Commerce, Inc.(a)	33,200	$4,355,840
Varonis Systems, Inc.(a)	40,090	1,905,879

		39,615,925

		127,167,867

Financials–15.6%
Banks–7.8%
1st Source Corp.	50,437	2,332,711
Associated Banc-Corp.	193,710	4,408,840
Bancorp, Inc. (The)(a)	136,568	3,868,971
Bank of NT Butterfield & Son Ltd. (The)	46,720	1,676,314
Cathay General Bancorp	68,550	3,067,612
Civista Bancshares, Inc.	141,839	3,418,320
Community Trust Bancorp, Inc.	43,890	1,808,268
First BanCorp./Puerto Rico	290,210	3,807,555
First Citizens BancShares, Inc./NC–Class A	3,353	2,231,757
Great Southern Bancorp, Inc.	44,229	2,609,953
Hilltop Holdings, Inc.	131,056	3,853,046
Home BancShares, Inc./AR	152,270	3,441,302
International Bancshares Corp.	79,390	3,351,052
Northeast Bank	91,941	3,136,108
Republic Bancorp, Inc./KY–Class A	52,740	2,370,136
Synovus Financial Corp.	82,832	4,058,768
Texas Capital Bancshares, Inc.(a)	56,630	3,245,465
Webster Financial Corp.	42,497	2,384,932
Western Alliance Bancorp	38,980	3,228,324
Wintrust Financial Corp.	41,050	3,814,776

		62,114,210

Capital Markets–1.9%
Cowen, Inc.–Class A	116,851	3,166,662
Evercore, Inc.–Class A	27,032	3,009,202
Houlihan Lokey, Inc.	57,596	5,056,929
Moelis & Co.	86,699	4,070,518

		15,303,311

Consumer Finance–1.1%
Navient Corp.	182,057	3,102,251
Nelnet, Inc.–Class A	39,533	3,359,910
OneMain Holdings, Inc.	49,464	2,345,088

		8,807,249

Insurance–1.9%
Assured Guaranty Ltd.	69,820	4,444,741
Hanover Insurance Group, Inc. (The)	31,320	4,682,967
Kinsale Capital Group, Inc.	14,260	3,251,565
Primerica, Inc.	23,520	3,218,006

		15,597,279

Mortgage Real Estate Investment Trusts (REITs)–0.5%
Ellington Financial, Inc.	117,851	2,091,855
PennyMac Mortgage Investment Trust	99,930	1,687,818

		3,779,673

Thrifts & Mortgage Finance–2.4%
BankUnited, Inc.	121,229	5,329,227
Essent Group Ltd.	39,897	1,644,155
Company	Shares	U.S. $ Value
Flagstar Bancorp, Inc.	70,516	$2,989,879
MGIC Investment Corp.	266,780	3,614,869
Mr Cooper Group, Inc.(a)	81,490	3,721,648
PennyMac Financial Services, Inc.	32,538	1,731,022

		19,030,800

		124,632,522

Health Care–15.5%
Biotechnology–5.3%
Annexon, Inc.(a)	64,140	175,102
Arrowhead Pharmaceuticals, Inc.(a)	52,022	2,392,492
Ascendis Pharma A/S (Sponsored ADR)(a)	10,027	1,176,769
Biohaven Pharmaceutical Holding Co., Ltd.(a)	33,561	3,979,328
Bioxcel Therapeutics, Inc.(a)	26,468	553,446
Blueprint Medicines Corp.(a)	33,705	2,153,075
Coherus Biosciences, Inc.(a)	88,719	1,145,362
Denali Therapeutics, Inc.(a)	41,960	1,349,853
Eagle Pharmaceuticals, Inc./DE(a)	22,532	1,115,109
Emergent BioSolutions, Inc.(a)	27,391	1,124,674
Fate Therapeutics, Inc.(a)	39,990	1,550,412
Halozyme Therapeutics, Inc.(a)	72,522	2,892,177
Ideaya Biosciences, Inc.(a)	27,561	308,408
Insmed, Inc.(a)	81,751	1,921,148
Instil Bio, Inc.(a)	81,990	881,393
Intellia Therapeutics, Inc.(a)	37,970	2,759,280
Karuna Therapeutics, Inc.(a)	16,964	2,150,866
Mirati Therapeutics, Inc.(a)	19,331	1,589,395
Natera, Inc.(a)	16,087	654,419
Recursion Pharmaceuticals, Inc.(a)	123,350	883,186
Relay Therapeutics, Inc.(a)	40,160	1,201,989
Turning Point Therapeutics, Inc.–Class I(a)	33,304	894,212
Twist Bioscience Corp.(a)	25,405	1,254,499
Ultragenyx Pharmaceutical, Inc.(a)	29,394	2,134,592
Vericel Corp.(a)	36,040	1,377,449
Vir Biotechnology, Inc.(a)	51,097	1,314,215
Y-mAbs Therapeutics, Inc.(a)	165,339	1,964,227
Zentalis Pharmaceuticals, Inc.(a)	34,370	1,585,832

		42,482,909

Health Care Equipment & Supplies–3.4%
CONMED Corp.	23,779	3,532,370
Globus Medical, Inc.–Class A(a)	35,646	2,629,962
Integer Holdings Corp.(a)	58,280	4,695,620
iRhythm Technologies, Inc.(a)	32,415	5,104,390
Meridian Bioscience, Inc.(a)	75,304	1,954,892
Mesa Laboratories, Inc.	7,340	1,870,819
Natus Medical, Inc.(a)	106,870	2,808,544
Orthofix Medical, Inc.(a)	80,440	2,630,388
STAAR Surgical Co.(a)	25,550	2,041,700

		27,268,685

Health Care Providers & Services–3.4%
AMN Healthcare Services, Inc.(a)	51,515	5,374,560
Chemed Corp.	9,265	4,693,186
Community Health Systems, Inc.(a)	161,030	1,911,426
MEDNAX, Inc.(a)	158,170	3,713,832

2022 Semi-Annual Report	13

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
ModivCare, Inc.(a)	18,530	$2,138,177
Owens & Minor, Inc.	60,670	2,670,693
Tenet Healthcare Corp.(a)	77,037	6,622,100

		27,123,974

Health Care Technology–1.5%
Change Healthcare, Inc.(a)	125,230	2,730,014
Computer Programs & Systems, Inc.(a)	114,540	3,945,903
Health Catalyst, Inc.(a)	86,254	2,253,817
NextGen Healthcare, Inc.(a)	136,880	2,862,161

		11,791,895

Life Sciences Tools & Services–1.6%
ICON PLC(a)	9,955	2,421,255
Medpace Holdings, Inc.(a)	26,932	4,405,806
NeoGenomics, Inc.(a)	55,720	676,998
Repligen Corp.(a)	7,616	1,432,493
Syneos Health, Inc.(a)	43,206	3,497,526

		12,434,078

Pharmaceuticals–0.3%
Corcept Therapeutics, Inc.(a)	69,464	1,564,329
Revance Therapeutics, Inc.(a)	61,247	1,194,317

		2,758,646

		123,860,187

Consumer Discretionary–12.6%
Auto Components–1.4%
Dana, Inc.	144,590	2,540,446
Fox Factory Holding Corp.(a)	30,260	2,963,967
Goodyear Tire & Rubber Co. (The)(a)	265,580	3,795,138
Patrick Industries, Inc.	28,562	1,722,289

		11,021,840

Automobiles–0.5%
Thor Industries, Inc.	21,957	1,728,016
Winnebago Industries, Inc.	36,146	1,952,968

		3,680,984

Diversified Consumer Services–1.2%
Hillenbrand, Inc.	98,212	4,338,024
Mister Car Wash, Inc.(a)	124,780	1,845,496
Perdoceo Education Corp.(a)	299,602	3,439,431

		9,622,951

Hotels, Restaurants & Leisure–4.1%
Churchill Downs, Inc.	16,630	3,688,201
Dine Brands Global, Inc.	54,380	4,238,921
Hilton Grand Vacations, Inc.(a)	102,060	5,308,141
Marriott Vacations Worldwide Corp.	22,896	3,610,699
Papa John’s International, Inc.	46,020	4,844,986
Planet Fitness, Inc.(a)	31,473	2,658,839
Scientific Games Corp./DE–Class A(a)	43,550	2,558,562
Travel & Leisure Co.	57,381	3,324,655
Wingstop, Inc.	19,188	2,251,712

		32,484,716

Company	Shares	U.S. $ Value
Household Durables–2.0%
KB Home	121,570	$3,936,436
Lovesac Co. (The)(a)	30,903	1,670,616
Meritage Homes Corp.(a)	40,320	3,194,554
Taylor Morrison Home Corp.–Class A(a)	169,641	4,617,628
TopBuild Corp.(a)	14,676	2,662,080

		16,081,314

Leisure Products–0.3%
Malibu Boats, Inc.(a)	27,208	1,578,336
MasterCraft Boat Holdings, Inc.(a)	48,685	1,198,138

		2,776,474

Specialty Retail–1.7%
Citi Trends, Inc.(a)	69,370	2,124,457
Genesco, Inc.(a)	71,061	4,520,190
Lithia Motors, Inc.–Class A	10,718	3,216,686
Sally Beauty Holdings, Inc.(a)	174,460	2,726,810
Sleep Number Corp.(a)	26,503	1,343,967

		13,932,110

Textiles, Apparel & Luxury Goods–1.4%
Carter’s, Inc.	34,720	3,193,893
Crocs, Inc.(a)	42,522	3,248,681
Deckers Outdoor Corp.(a)	6,260	1,713,800
Oxford Industries, Inc.	31,845	2,881,973

		11,038,347

		100,638,736

Energy–7.7%
Energy Equipment & Services–2.2%
Cactus, Inc.–Class A	86,100	4,885,314
ChampionX Corp.(a)	212,920	5,212,282
Oil States International, Inc.(a)	453,050	3,148,697
Patterson-UTI Energy, Inc.	266,830	4,130,528

		17,376,821

Oil, Gas & Consumable Fuels–5.5%
Antero Resources Corp.(a)	185,690	5,669,116
HF Sinclair Corp.(a)	116,492	4,642,206
Magnolia Oil & Gas Corp.	267,560	6,327,794
Matador Resources Co.	102,530	5,432,039
Oasis Petroleum, Inc.	31,470	4,604,061
Ovintiv, Inc.	159,370	8,617,136
PDC Energy, Inc.	53,090	3,858,581
Renewable Energy Group, Inc.(a)	51,593	3,129,116
Teekay Tankers Ltd.–Class A(a)	109,375	1,513,750

		43,793,799

		61,170,620

Real Estate–5.9%
Equity Real Estate Investment Trusts (REITs)–5.2%
Alexander & Baldwin, Inc.	171,509	3,977,294
Apple Hospitality REIT, Inc.	241,860	4,346,224

14	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
CareTrust REIT, Inc.	97,747	$1,886,517
Cousins Properties, Inc.	48,306	1,946,249
First Industrial Realty Trust, Inc.	36,096	2,234,703
Healthcare Realty Trust, Inc.	81,800	2,247,864
Industrial Logistics Properties Trust	96,380	2,184,935
MGM Growth Properties LLC–Class A	52,960	2,049,552
NexPoint Residential Trust, Inc.	55,120	4,977,887
Physicians Realty Trust	108,542	1,903,827
RLJ Lodging Trust	293,659	4,134,719
Sabra Health Care REIT, Inc.	207,190	3,085,059
STAG Industrial, Inc.	91,124	3,767,977
Terreno Realty Corp.	35,224	2,608,337

		41,351,144

Real Estate Management & Development–0.7%
RE/MAX Holdings, Inc.–Class A	95,093	2,636,929
Realogy Holdings Corp.(a)	205,091	3,215,827

		5,852,756

		47,203,900

Materials–4.5%
Chemicals–2.1%
AdvanSix, Inc.	103,450	5,285,261
Element Solutions, Inc.	116,290	2,546,751
Huntsman Corp.	107,875	4,046,391
Innospec, Inc.	38,730	3,584,462
Orion Engineered Carbons SA	73,990	1,181,620

		16,644,485

Metals & Mining–2.0%
B2Gold Corp.	436,440	2,003,259
Carpenter Technology Corp.	78,090	3,278,218
Commercial Metals Co.	106,942	4,450,926
Reliance Steel & Aluminum Co.	26,162	4,796,803
Schnitzer Steel Industries, Inc.–Class A	38,420	1,995,535

		16,524,741

Paper & Forest Products–0.4%
Louisiana-Pacific Corp.	47,815	2,970,268

		36,139,494

Utilities–2.0%
Electric Utilities–1.4%
ALLETE, Inc.	48,780	3,267,284
IDACORP, Inc.	28,340	3,269,303
Otter Tail Corp.	69,540	4,346,250

		10,882,837

Gas Utilities–0.4%
Chesapeake Utilities Corp.	21,720	2,992,147

Multi-Utilities–0.2%
NorthWestern Corp.	26,285	1,589,980

		15,464,964

Company	Shares	U.S. $ Value

Consumer Staples–1.7%
Food & Staples Retailing–0.3%
Village Super Market, Inc.–Class A	104,068	$2,549,666

Food Products–1.1%
Hain Celestial Group, Inc. (The)(a)	110,535	3,802,404
John B Sanfilippo & Son, Inc.	16,745	1,397,203
Nomad Foods Ltd.(a)	160,350	3,620,703

		8,820,310

Personal Products–0.3%
USANA Health Sciences, Inc.(a)	27,150	2,157,067

		13,527,043

Communication Services–1.4%
Entertainment–0.3%
IMAX Corp.(a)	104,340	1,975,156

Interactive Media & Services–0.5%
Ziff Davis, Inc.(a)	43,809	4,239,835

Media–0.6%
Nexstar Media Group, Inc.–Class A	24,678	4,651,310

		10,866,301

Total Common Stocks (cost $584,320,466)		794,859,988

SHORT-TERM INVESTMENTS–1.4%
Investment Companies–1.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.19%(b)(c)(d) (cost $11,175,403)	11,175,403	11,175,403

Total Investments—101.0% (cost $595,495,869)		806,035,391

Other assets less liabilities—(1.0)%		(8,139,330)

Net Assets—100.0%		$797,896,061

2022 Semi-Annual Report	15

Schedule of Investments (continued)

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	160	June 2022	$ 16,531,200	$ 472,925

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

16	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

March 31, 2022 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–97.1%

Industrials–19.8%
Aerospace & Defense–1.7%
Babcock International Group PLC(a)	1,431,128	$6,076,461
Saab AB–Class B	458,606	16,564,691

		22,641,152

Airlines–0.5%
Wizz Air Holdings PLC(a)(b)	161,518	6,089,916

Building Products–1.4%
Bunka Shutter Co., Ltd.	316,800	2,547,136
Fletcher Building Ltd.	1,526,150	6,729,430
Inwido AB	182,380	2,883,876
Schweiter Technologies AG	2,320	2,838,772
Uponor Oyj	139,389	2,824,219
Volution Group PLC	317,750	1,734,456

		19,557,889

Commercial Services & Supplies–1.6%
Altech Corp.	150,200	2,304,157
Biffa PLC(b)	1,976,282	8,240,843
Downer EDI Ltd.	2,133,090	8,558,003
Sthree PLC	397,360	2,147,704

		21,250,707

Construction & Engineering–1.6%
Balfour Beatty PLC	2,289,174	7,713,888
Hazama Ando Corp.	1,051,900	7,773,888
Morgan Sindall Group PLC	99,707	3,139,419
Veidekke ASA	212,600	2,953,164

		21,580,359

Electrical Equipment–2.5%
Fuji Electric Co., Ltd.	255,100	12,714,387
Luceco PLC(b)	706,740	1,893,297
Nexans SA	113,605	10,631,196
TKH Group NV	155,399	8,675,408

		33,914,288

Industrial Conglomerates–0.1%
Chargeurs SA	87,060	1,955,656

Machinery–5.1%
Amada Co., Ltd.	1,242,500	10,923,642
ANDRITZ AG	62,810	2,900,803
ATS Automation Tooling Systems, Inc.(a)	499,274	18,011,645
Deutz AG(a)	947,570	4,891,171
Duerr AG	209,095	6,169,077
Ebara Corp.	45,000	2,496,199
IMI PLC	162,810	2,898,673
Manitou BF SA	64,590	1,803,400
Company	Shares	U.S. $ Value
Morgan Advanced Materials PLC	586,590	$2,378,127
Nabtesco Corp.	290,800	7,677,860
Semperit AG Holding	85,130	2,146,037
Turk Traktor ve Ziraat Makineleri AS	117,500	1,857,602
Valmet Oyj	94,760	2,941,203
YAMABIKO Corp.	276,800	3,379,901

		70,475,340

Professional Services–2.4%
BayCurrent Consulting, Inc.	10,000	3,619,780
Brunel International NV	59,610	723,474
Danel Adir Yeoshua Ltd.	13,170	2,422,974
NICE Information Service Co., Ltd.	108,024	1,750,398
Outsourcing, Inc.	611,600	6,301,776
RWS Holdings PLC	783,067	3,806,100
Teleperformance	20,780	7,915,061
UT Group Co., Ltd.	261,900	6,593,182

		33,132,745

Road & Rail–0.4%
Redde Northgate PLC	461,870	2,621,097
Senko Group Holdings Co., Ltd.	313,900	2,299,025

		4,920,122

Trading Companies & Distributors–1.7%
AerCap Holdings NV(a)	121,998	6,134,060
Bufab AB	77,300	2,747,013
Howden Joinery Group PLC	305,640	3,064,050
Inaba Denki Sangyo Co., Ltd.	137,400	2,786,492
Russel Metals, Inc.	123,367	3,268,340
Solar A/S	27,040	2,970,317
Yuasa Trading Co., Ltd.	114,500	2,707,628

		23,677,900

Transportation Infrastructure–0.8%
Grupo Aeroportuario del Centro Norte SAB de CV	1,128,772	8,401,946
Sumitomo Warehouse Co., Ltd. (The)	168,800	3,163,097

		11,565,043

		270,761,117

Information Technology–15.2%
Communications Equipment–1.1%
ADVA Optical Networking SE(a)	159,610	2,736,973
AudioCodes Ltd.	68,040	1,706,935
Sterlite Technologies Ltd.	2,860,052	8,483,367
VTech Holdings Ltd.	282,700	2,052,145

		14,979,420

Electronic Equipment, Instruments & Components–4.2%
Anritsu Corp.	201,200	2,547,756
Dicker Data Ltd.	282,770	3,074,402
E Ink Holdings, Inc.	4,092,000	26,020,229
Horiba Ltd.	135,400	7,377,958
Kaga Electronics Co., Ltd.	95,600	2,526,906

2022 Semi-Annual Report	17

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
SOLUM Co., Ltd.(a)	235,823	$4,879,019
Test Research, Inc.	1,133,000	2,672,186
Tong Hsing Electronic Industries Ltd.	853,000	8,505,068

		57,603,524

IT Services–2.5%
Computacenter PLC	88,353	3,396,859
NEC Networks & System Integration Corp.	755,600	10,997,463
Nihon Unisys Ltd.	360,339	9,142,005
NSD Co., Ltd.	58,700	1,049,139
Sonata Software Ltd.	247,343	2,404,574
TietoEVRY Oyj	281,397	7,489,691

		34,479,731

Semiconductors & Semiconductor Equipment–5.8%
ASM International NV	35,476	12,917,933
ASPEED Technology, Inc.	30,000	3,377,067
BE Semiconductor Industries NV	22,413	1,910,558
Elan Microelectronics Corp.	469,000	2,786,054
FocalTech Systems Co., Ltd.	234,000	1,173,542
Himax Technologies, Inc. (ADR)	607,023	6,592,270
King Yuan Electronics Co., Ltd.	1,584,000	2,346,085
LX Semicon Co., Ltd.	30,920	3,660,375
Melexis NV	31,230	2,875,107
Optorun Co., Ltd.	228,300	3,919,500
Phison Electronics Corp.	137,000	2,249,477
Pixart Imaging, Inc.	310,000	1,509,093
Rorze Corp.	91,900	9,081,727
Sanken Electric Co., Ltd.	150,600	6,342,880
SCREEN Holdings Co., Ltd.	118,500	11,811,507
Sino-American Silicon Products, Inc.	451,000	2,762,151
Sitronix Technology Corp.	163,000	1,630,603
Tokyo Seimitsu Co., Ltd.	58,800	2,323,874

		79,269,803

Software–0.6%
Hilan Ltd.	47,720	2,946,298
Iress Ltd.	379,170	3,370,376
Magic Software Enterprises Ltd.	148,336	2,597,188

		8,913,862

Technology Hardware, Storage & Peripherals–1.0%
Asia Vital Components Co., Ltd.	2,316,000	9,286,323
Aten International Co., Ltd.	32,000	91,583
Gigabyte Technology Co., Ltd.	239,000	1,064,959
Konica Minolta, Inc.	621,700	2,609,728

		13,052,593

		208,298,933

Consumer Discretionary–12.7%
Auto Components–2.3%
Faurecia SE	304,291	7,914,231
Mahle-Metal Leve SA	427,600	2,303,681
Nexteer Automotive Group Ltd.	6,316,000	3,981,947
NGK Spark Plug Co., Ltd.	168,600	2,714,613
Company	Shares	U.S. $ Value
Schaeffler AG (Preference Shares)	411,700	$2,540,203
Toyo Tire Corp.	672,794	8,554,675
Tube Investments of India Ltd.	154,612	3,279,836

		31,289,186

Automobiles–0.4%
Piaggio & C SpA	1,984,869	5,590,115

Diversified Consumer Services–0.6%
Benesse Holdings, Inc.	464,800	8,527,991

Hotels, Restaurants & Leisure–2.4%
Entain PLC(a)	656,549	14,063,949
Jollibee Foods Corp.	1,940,650	8,426,678
Jumbo Interactive Ltd.	251,460	3,498,631
LeoVegas AB(b)	244,840	982,444
Tongcheng Travel Holdings Ltd.(a)	3,808,400	6,710,600

		33,682,302

Household Durables–0.8%
Ki-Star Real Estate Co., Ltd.	89,400	3,814,983
Redrow PLC	921,881	6,306,559
Vistry Group PLC	114,260	1,405,878

		11,527,420

Leisure Products–1.1%
Beneteau SA(a)	178,850	2,800,173
BRP, Inc.	108,845	8,912,030
MIPS AB(b)	30,464	2,832,959

		14,545,162

Multiline Retail–0.2%
Europris ASA(b)	429,414	2,755,827

Specialty Retail–1.7%
Clas Ohlson AB–Class B	245,800	2,793,186
Com7 PCL	2,508,000	3,243,429
Delek Automotive Systems Ltd.	205,270	3,159,623
EDION Corp.	310,800	2,885,667
Kohnan Shoji Co., Ltd.	99,500	2,844,078
Mobilezone Holding AG	112,834	1,993,038
Motus Holdings Ltd.	145,610	1,068,919
Nick Scali Ltd.	285,760	2,411,474
Sleep Country Canada Holdings, Inc.(b)	108,970	2,546,105

		22,945,519

Textiles, Apparel & Luxury Goods–3.2%
Asics Corp.	561,500	10,835,161
China Lilang Ltd.	1,882,000	909,140
Delta Galil Industries Ltd.	23,260	1,587,840
Handsome Co., Ltd.	76,556	2,241,296
HUGO BOSS AG	217,223	12,532,030
JNBY Design Ltd.(b)	1,194,500	1,417,421
Marimekko Oyj	35,576	2,984,162
New Wave Group AB	183,790	2,981,124
Pandora A/S	87,744	8,358,876

		43,847,050

		174,710,572

18	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value

Financials–10.1%
Banks–4.2%
Aozora Bank Ltd.	68,800	$1,449,562
Bank of Ireland Group PLC(a)	2,361,172	15,014,957
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	29,172,000	3,097,462
Bank Pembangunan Daerah Jawa Timur Tbk PT	57,444,500	3,159,698
BAWAG Group AG(a)(b)	162,574	8,203,332
BNK Financial Group, Inc.	438,540	2,854,818
Canadian Western Bank	60,430	1,756,610
Close Brothers Group PLC	154,680	2,407,745
Kiatnakin Phatra Bank PCL	1,416,200	2,938,881
National Bank of Greece SA(a)	806,600	2,970,984
Seven Bank Ltd.	660,900	1,289,897
Spar Nord Bank A/S	203,170	2,675,717
SpareBank 1 SMN	199,682	3,189,780
Virgin Money UK PLC	2,691,059	5,987,007

		56,996,450

Capital Markets–3.3%
Azimut Holding SpA	465,644	10,795,290
Banca Generali SpA	74,870	2,770,198
CI Financial Corp.	163,150	2,591,816
IG Group Holdings PLC	1,080,212	11,602,248
Intermediate Capital Group PLC	523,670	12,158,084
Man Group PLC/Jersey	926,456	2,827,200
Polar Capital Holdings PLC	279,320	2,278,627

		45,023,463

Consumer Finance–1.1%
Credit Corp. Group Ltd.	56,520	1,272,352
Jaccs Co., Ltd.	119,300	2,993,027
Manappuram Finance Ltd.	2,706,779	4,032,980
Shriram Transport Finance Co., Ltd.	342,671	5,084,625
Sun Hung Kai & Co., Ltd.	4,246,000	2,156,346

		15,539,330

Diversified Financial Services–0.3%
REC Ltd.	914,057	1,479,846
Svolder AB(a)	325,750	2,179,873

		3,659,719

Insurance–1.2%
Anadolu Anonim Turk Sigorta Sirketi(a)	5,044,520	1,840,619
Beazley PLC	1,669,811	9,181,420
Coface SA(a)	258,090	3,108,011
Protector Forsikring ASA	212,800	2,939,223

		17,069,273

		138,288,235

Materials–10.1%
Chemicals–3.5%
Chambal Fertilizers and Chemicals Ltd.	640,664	3,531,925
China General Plastics Corp.	1,503,224	1,823,734
Company	Shares	U.S. $ Value
Dongjin Semichem Co., Ltd.	79,540	$2,545,151
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,263,889	13,966,782
Hansol Chemical Co., Ltd.	29,811	5,980,155
Nantex Industry Co., Ltd.	633,597	1,439,594
Polyplex Corp. Ltd.	116,671	3,693,327
Synthomer PLC	489,350	1,955,331
Tosoh Corp.	509,900	7,536,065
Zeon Corp.	539,700	5,990,347

		48,462,411

Construction Materials–0.4%
JK Lakshmi Cement Ltd.	325,284	2,024,261
STO SE & Co. KGaA (Preference Shares)	12,520	2,862,560

		4,886,821

Containers & Packaging–0.8%
Huhtamaki Oyj	78,700	2,737,838
Orora Ltd.	3,233,115	8,724,806

		11,462,644

Metals & Mining–4.2%
APERAM SA	184,344	8,147,426
Central Asia Metals PLC	681,782	2,131,582
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS(a)	3,538,500	3,661,481
Labrador Iron Ore Royalty Corp.	109,494	3,679,433
Lundin Mining Corp.	970,459	9,835,392
Mitsui Mining & Smelting Co., Ltd.	108,200	2,956,324
Northern Star Resources Ltd.	1,050,988	8,479,049
OZ Minerals Ltd.	789,896	15,752,831
Perenti Global Ltd.	5,067,784	2,831,312

		57,474,830

Paper & Forest Products–1.2%
Century Plyboards India Ltd.	339,150	3,198,955
Daiken Corp.	146,600	2,598,408
Interfor Corp.	365,426	10,163,470

		15,960,833

		138,247,539

Health Care–7.2%
Biotechnology–1.0%
BioGaia AB–Class B	40,847	2,417,904
Clinuvel Pharmaceuticals Ltd.	184,310	2,523,973
Hugel, Inc.(a)	76,845	8,760,500

		13,702,377

Health Care Equipment & Supplies–3.3%
Coltene Holding AG(a)	17,920	2,016,861
ConvaTec Group PLC(b)	2,993,112	8,453,794
Getinge AB–Class B	420,990	16,771,808
LivaNova PLC(a)	135,404	11,080,109
Osstem Implant Co., Ltd.(c)(d)	35,110	3,828,245
Riverstone Holdings Ltd.	5,353,100	3,910,111

		46,060,928

2022 Semi-Annual Report	19

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Health Care Providers & Services–0.5%
Healius Ltd.	918,220	$2,994,420
Odontoprev SA	1,282,800	3,378,732

		6,373,152

Life Sciences Tools & Services–1.0%
Biotage AB	49,290	1,145,697
Chemometec A/S	30,400	3,692,724
Gerresheimer AG	115,325	8,424,147

		13,262,568

Pharmaceuticals–1.4%
Chong Kun Dang Pharmaceutical Corp.	16,828	1,360,049
Faes Farma SA	496,093	2,018,496
Huons Co., Ltd.	37,076	1,437,706
Hypera SA	943,700	7,672,809
Mega Lifesciences PCL	2,098,400	2,871,495
Sanofi India Ltd.	29,225	2,887,036
Virbac SA	3,870	1,547,124

		19,794,715

		99,193,740

Communication Services–6.4%
Diversified Telecommunication Services–0.2%
Telecom Egypt Co.	3,021,580	2,850,339

Entertainment–3.1%
Capcom Co., Ltd.	449,500	10,897,823
GungHo Online Entertainment, Inc.	438,400	9,308,498
International Games System Co., Ltd.	395,000	10,514,385
Soft-World International Corp.	482,000	1,527,779
Toei Animation Co., Ltd.	130,158	10,730,300

		42,978,785

Interactive Media & Services–0.9%
AfreecaTV Co., Ltd.	24,970	3,026,246
Dip Corp.	336,000	9,163,976

		12,190,222

Media–2.2%
Cogeco Communications, Inc.	118,378	9,798,629
Corus Entertainment, Inc.–Class B	591,700	2,328,652
Criteo SA (Sponsored ADR)(a)	278,893	7,597,045
IPSOS	23,270	1,158,317
ITV PLC(a)	2,235,260	2,392,228
Metropole Television SA	139,910	2,759,442
Reach PLC	178,470	428,821
Rightmove PLC	412,010	3,405,112

		29,868,246

		87,887,592

Real Estate–5.8%
Equity Real Estate Investment Trusts (REITs)–2.2%
Charter Hall Retail REIT	2,876,456	9,019,371
H&R Real Estate Investment Trust	243,360	2,540,374
Company	Shares	U.S. $ Value
Immobiliare Grande Distribuzione SIIQ SpA(a)	568,856	$2,733,535
Kenedix Residential Next Investment Corp.	1,082	1,891,737
Killam Apartment Real Estate Investment Trust	522,990	8,960,881
Merlin Properties Socimi SA	236,820	2,768,704
Sasseur Real Estate Investment Trust(b)	4,009,200	2,499,557

		30,414,159

Real Estate Management & Development–3.6%
CA Immobilien Anlagen AG	345,323	10,698,987
Emaar Development PJSC(a)	2,639,920	3,182,186
Farglory Land Development Co., Ltd.	3,413,000	8,115,345
Grand City Properties SA	397,500	7,940,703
IWG PLC(a)	1,904,737	6,516,202
Kerry Properties Ltd.	902,500	2,542,424
KWG Living Group Holdings Ltd.(b)	10,686,000	3,939,129
Midea Real Estate Holding Ltd.(b)	1,917,200	3,821,326
Sirius Real Estate Ltd.	1,732,560	2,854,075

		49,610,377

		80,024,536

Consumer Staples–4.5%
Beverages–0.7%
Royal Unibrew A/S	102,264	9,554,080

Food & Staples Retailing–0.8%
Arcs Co., Ltd.	143,500	2,488,216
Axfood AB	112,628	3,667,861
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	38,110	3,038,941
Sonae SGPS SA	1,332,610	1,529,564

		10,724,582

Food Products–2.0%
Austevoll Seafood ASA	638,154	9,868,399
Hokuto Corp.	174,800	2,730,356
Marfrig Global Foods SA	709,200	3,187,717
Uni-President China Holdings Ltd.	9,762,000	8,471,349
Zhou Hei Ya International Holdings Co., Ltd.(a)(b)	7,050,800	3,847,536

		28,105,357

Personal Products–1.0%
Cosmax, Inc.	60,324	4,123,793
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	46,162,640	3,278,391
TCI Co., Ltd.	950,000	6,264,610

		13,666,794

		62,050,813

Utilities–2.8%
Electric Utilities–1.4%
Cia Paranaense de Energia (Preference Shares)	2,258,200	3,585,762
Enea SA(a)	1,223,470	2,666,794

20	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Enerjisa Enerji AS(b)	2,663,160	$2,949,638
Fjordkraft Holding ASA(b)	935,756	3,568,617
Genesis Energy Ltd.	2,991,078	5,961,476

		18,732,287

Independent Power and Renewable Electricity Producers–1.0%
Capital Power Corp.	403,273	13,132,219

Multi-Utilities–0.2%
Hera SpA	795,239	2,929,781

Water Utilities–0.2%
Cia de Saneamento de Minas Gerais-COPASA	1,132,000	3,259,726

		38,054,013

Energy–2.5%
Energy Equipment & Services–0.3%
Pason Systems, Inc.	307,280	3,763,114

Oil, Gas & Consumable Fuels–2.2%
Baytex Energy Corp.(a)	811,800	3,539,023
Beach Energy Ltd.	8,909,121	10,396,368
Company	Shares	U.S. $ Value
Itochu Enex Co., Ltd.	347,800	$2,924,685
Serica Energy PLC	981,120	5,105,222
Vermilion Energy, Inc.	201,940	4,240,231
Whitecap Resources, Inc.	479,820	3,968,595

		30,174,124

		33,937,238

Total Common Stocks (cost $1,186,077,136)		1,331,454,328

SHORT-TERM INVESTMENTS–1.5%
Investment Companies–1.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.19%(e)(f)(g) (cost $21,157,394)	21,157,394	21,157,394

Total Investments—98.6% (cost $1,207,234,530)		1,352,611,722

Other assets less liabilities—1.4%		18,569,864

Net Assets—100.0%		$1,371,181,586

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Bank of America, NA	USD	18,357	INR	1,381,843	04/07/2022	$(136,725)

Bank of America, NA	CHF	3,800	USD	4,147	04/13/2022	33,968

Bank of America, NA	USD	4,405	ZAR	65,606	04/21/2022	75,062

Bank of America, NA	USD	1,830	CAD	2,300	04/22/2022	9,671

Bank of America, NA	JPY	2,528,373	USD	21,716	04/28/2022	938,753

Bank of America, NA	USD	22,937	JPY	2,654,116	04/28/2022	(1,126,387)

Bank of America, NA	USD	6,405	KRW	7,622,210	04/28/2022	(134,678)

Barclays Bank PLC	INR	370,911	USD	4,891	04/07/2022	636

Barclays Bank PLC	INR	262,766	USD	3,443	04/07/2022	(21,256)

Barclays Bank PLC	TRY	49,719	USD	3,393	04/07/2022	14,580

Barclays Bank PLC	CHF	5,885	USD	6,317	04/13/2022	(54,015)

Barclays Bank PLC	JPY	1,059,462	USD	9,141	04/28/2022	434,877

Barclays Bank PLC	PHP	301,351	USD	5,805	04/28/2022	(7,762)

Barclays Bank PLC	USD	4,788	JPY	558,901	04/28/2022	(194,589)

Barclays Bank PLC	TWD	310,909	USD	11,035	04/29/2022	173,203

Barclays Bank PLC	USD	6,751	EUR	6,100	05/12/2022	5,754

BNP Paribas SA	USD	10,235	ILS	32,967	05/25/2022	109,352

BNP Paribas SA	USD	6,736	INR	516,326	07/07/2022	(13,564)

Citibank, NA	INR	254,913	USD	3,294	04/07/2022	(66,900)

Citibank, NA	JPY	732,753	USD	6,172	04/28/2022	150,793

Citibank, NA	USD	8,139	AUD	11,526	04/28/2022	488,168

Citibank, NA	EUR	8,890	USD	9,869	05/12/2022	22,042

Citibank, NA	EUR	21,054	USD	23,233	05/12/2022	(86,127)

Citibank, NA	USD	5,997	EUR	5,430	05/12/2022	17,407

2022 Semi-Annual Report	21

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Citibank, NA	USD	4,613	EUR	4,071	05/12/2022	$(104,449)

Goldman Sachs Bank USA	USD	8,278	MYR	35,142	06/16/2022	42,518

HSBC Bank USA	USD	7,991	TWD	224,537	04/28/2022	(147,343)

JPMorgan Chase Bank, NA	NOK	25,989	USD	2,973	06/17/2022	22,560

Morgan Stanley Capital Services, Inc.	INR	793,584	USD	10,469	04/07/2022	5,502

Morgan Stanley Capital Services, Inc.	USD	15,816	SGD	21,313	04/21/2022	(92,286)

Morgan Stanley Capital Services, Inc.	USD	8,766	ZAR	134,496	04/21/2022	418,562

Morgan Stanley Capital Services, Inc.	TWD	525,268	USD	19,128	04/28/2022	778,894

Morgan Stanley Capital Services, Inc.	USD	3,988	AUD	5,581	04/28/2022	189,116

Morgan Stanley Capital Services, Inc.	USD	3,734	AUD	4,978	04/28/2022	(8,119)

Morgan Stanley Capital Services, Inc.	USD	3,790	KRW	4,529,538	04/28/2022	(63,709)

Morgan Stanley Capital Services, Inc.	USD	17,147	EUR	15,727	05/12/2022	272,456

Morgan Stanley Capital Services, Inc.	USD	10,367	INR	793,584	07/07/2022	(34,845)

Natwest Markets PLC	USD	7,595	EUR	6,825	05/12/2022	(35,182)

Standard Chartered Bank	USD	4,020	INR	300,331	04/07/2022	(59,625)

Standard Chartered Bank	JPY	842,073	USD	7,329	04/28/2022	409,104

Standard Chartered Bank	KRW	4,775,096	USD	3,936	04/28/2022	7,793

Standard Chartered Bank	USD	5,604	TWD	157,989	04/28/2022	(85,285)

Standard Chartered Bank	NZD	7,416	USD	5,047	06/10/2022	(86,467)

State Street Bank & Trust Co.	CHF	9,133	USD	9,805	04/13/2022	(81,814)

State Street Bank & Trust Co.	SGD	4,517	USD	3,321	04/21/2022	(11,626)

State Street Bank & Trust Co.	CAD	9,025	USD	7,100	04/22/2022	(118,547)

State Street Bank & Trust Co.	USD	5,261	CAD	6,725	04/22/2022	117,824

State Street Bank & Trust Co.	JPY	448,204	USD	3,872	04/28/2022	188,967

UBS AG	USD	35,730	CHF	33,039	04/13/2022	34,536

UBS AG	AUD	7,283	USD	5,369	04/28/2022	(82,448)

UBS AG	USD	3,634	AUD	4,961	04/28/2022	79,240

UBS AG	USD	4,348	JPY	524,173	04/28/2022	(40,461)

UBS AG	EUR	57,715	USD	66,014	05/12/2022	2,088,896

UBS AG	USD	14,454	EUR	12,755	05/12/2022	(326,208)

						$3,909,817

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $64,041,741 or 4.7% of net assets.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

22	Bernstein Fund, Inc.

Glossary:

ADR—American Depositary Receipt

PJSC—Public Joint Stock Company

REIT—Real Estate Investment Trust

See Notes to Financial Statements.

2022 Semi-Annual Report	23

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

March 31, 2022 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–97.8%

Information Technology–19.2%
Electronic Equipment, Instruments & Components–0.8%
Murata Manufacturing Co., Ltd.	1,051,000	$69,232,294

IT Services–4.0%
GDS Holdings Ltd.(a)	16,112,700	78,002,923
Infosys Ltd.	5,605,679	140,480,354
Otsuka Corp.	1,430,400	50,716,680
Tata Consultancy Services Ltd.	1,536,737	75,582,095

		344,782,052

Semiconductors & Semiconductor Equipment–8.4%
ASML Holding NV	151,342	101,129,972
Novatek Microelectronics Corp.	3,818,000	56,138,782
SCREEN Holdings Co., Ltd.	913,400	91,043,297
STMicroelectronics NV	950,100	41,295,117
Taiwan Semiconductor Manufacturing Co., Ltd.	12,159,000	249,423,805
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	491,980	51,293,835
United Microelectronics Corp.(a)	74,504,000	136,820,938

		727,145,746

Software–6.0%
Constellation Software, Inc./Canada	140,572	240,293,056
Dassault Systemes SE	3,536,150	173,726,097
Open Text Corp.	866,220	36,730,250
SAP SE	659,763	73,120,289

		523,869,692

		1,665,029,784

Consumer Discretionary–15.6%
Auto Components–0.6%
Pirelli & C SpA(b)	9,691,230	52,584,616

Automobiles–6.0%
Honda Motor Co., Ltd.	4,622,100	131,017,300
Kia Corp.	2,067,180	125,205,268
Stellantis NV	7,611,717	123,558,151
Suzuki Motor Corp.	3,025,900	103,698,191
XPeng, Inc.(a)	2,652,700	36,508,519

		519,987,429

Hotels, Restaurants & Leisure–1.3%
Compass Group PLC	4,518,420	97,236,797
OPAP SA	1,007,793	14,669,717

		111,906,514

Household Durables–1.0%
Persimmon PLC	2,985,270	83,710,981

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail–2.3%
Alibaba Group Holding Ltd.(a)	10,264,420	$140,075,577
JD.com, Inc.–Class A(a)	147,747	4,198,212
ZOZO, Inc.	2,190,000	58,484,586

		202,758,375

Textiles, Apparel & Luxury Goods–4.4%
Burberry Group PLC	3,931,130	85,815,300
Li Ning Co., Ltd.	12,125,500	102,961,862
LVMH Moet Hennessy Louis Vuitton SE	264,550	188,835,442

		377,612,604

		1,348,560,519

Financials–15.1%
Banks–13.7%
ABN AMRO Bank NV (GDR)	6,316,410	80,659,435
Bank Polska Kasa Opieki SA	1,726,070	46,137,863
BNP Paribas SA	917,900	52,453,055
China Construction Bank Corp.–Class H	114,982,000	86,128,935
CTBC Financial Holding Co., Ltd.	67,894,000	69,191,155
Erste Group Bank AG	3,230,269	117,796,547
Hana Financial Group, Inc.	3,913,810	155,664,625
Industrial Bank Co., Ltd.–Class A	13,176,423	42,689,205
KB Financial Group, Inc.	2,599,850	130,288,542
KB Financial Group, Inc. (ADR)	628,400	30,684,772
KBC Group NV	476,420	34,182,732
Mediobanca Banca di Credito Finanziario SpA	6,502,400	65,709,937
Mitsubishi UFJ Financial Group, Inc.	10,193,500	63,007,429
OTP Bank Nyrt(a)	1,116,420	40,501,470
Oversea-Chinese Banking Corp. Ltd.	14,249,400	129,268,410
Royal Bank of Canada	404,100	44,490,920

		1,188,855,032

Consumer Finance–0.0%
Isracard Ltd.	1	5

Insurance–1.4%
BB Seguridade Participacoes SA	1,719,700	9,232,319
NN Group NV	1,103,830	55,940,708
Suncorp Group Ltd.	6,385,330	52,932,436

		118,105,463

		1,306,960,500

Health Care–9.8%
Health Care Equipment & Supplies–0.6%
Straumann Holding AG	33,290	53,153,693

Health Care Providers & Services–1.5%
Sonic Healthcare Ltd.	4,773,362	126,027,427

Pharmaceuticals–7.7%
Nippon Shinyaku Co., Ltd.	768,300	52,236,834
Novo Nordisk A/S–Class B	2,347,580	260,384,362
Roche Holding AG	622,992	246,494,074

24	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Sanofi	1,053,520	$107,711,451

		666,826,721

		846,007,841

Energy–7.6%
Oil, Gas & Consumable Fuels–7.6%
ENEOS Holdings, Inc.	36,399,900	136,089,149
Parex Resources, Inc.	2,318,330	47,566,423
Repsol SA	6,841,730	89,621,134
Shell PLC	9,717,730	266,350,232
Woodside Petroleum Ltd.	5,029,010	120,854,223

		660,481,161

Industrials–7.4%
Aerospace & Defense–1.3%
Airbus SE(a)	940,220	113,454,871

Electrical Equipment–3.8%
Contemporary Amperex Technology Co., Ltd.	607,143	48,583,602
Fuji Electric Co., Ltd.	1,675,500	83,508,253
NARI Technology Co., Ltd.	13,846,972	68,235,479
Nexans SA	510,570	47,779,323
Prysmian SpA	2,321,790	78,792,677

		326,899,334

Machinery–1.1%
Volvo AB–Class B	5,152,770	96,126,664

Professional Services–1.2%
RELX PLC	2,563,710	79,755,739
RELX PLC (London)	849,650	26,439,177

		106,194,916

		642,675,785

Consumer Staples–7.1%
Beverages–1.2%
Pernod Ricard SA	446,830	98,173,451

Food & Staples Retailing–1.7%
Coles Group Ltd.	4,802,599	64,188,859
Jeronimo Martins SGPS SA	1,558,120	37,379,198
Koninklijke Ahold Delhaize NV	1,385,900	44,578,160

		146,146,217

Food Products–3.1%
Nestle SA	2,083,375	270,877,633

Tobacco–1.1%
Swedish Match AB	12,651,120	95,136,821

		610,334,122

Materials–6.8%
Chemicals–1.4%
Sika AG	197,030	65,188,088
Company	Shares	U.S. $ Value
Tosoh Corp.	4,006,300	$59,211,094

		124,399,182

Metals & Mining–5.4%
Anglo American PLC	2,650,880	137,745,873
ArcelorMittal SA	1,730,890	55,447,523
First Quantum Minerals Ltd.	4,442,580	153,801,434
South32 Ltd.	30,906,480	117,484,111

		464,478,941

		588,878,123

Communication Services–6.3%
Diversified Telecommunication Services–2.0%
Nippon Telegraph & Telephone Corp.	3,450,200	100,241,721
TELUS Corp.	2,917,530	76,220,077

		176,461,798

Entertainment–1.3%
Konami Holdings Corp.	1,797,600	113,383,447

Interactive Media & Services–3.0%
Kakaku.com, Inc.	3,238,200	72,317,884
Tencent Holdings Ltd.	3,999,400	184,349,716

		256,667,600

		546,512,845

Real Estate–1.7%
Real Estate Management & Development–1.7%
China Resources Land Ltd.	31,600,000	146,312,603

Utilities–1.2%
Electric Utilities–1.2%
Enel SpA	7,189,040	47,999,418
Equatorial Energia SA	9,970,400	56,982,091

		104,981,509

Total Common Stocks (cost $7,820,302,602)		8,466,734,792

SHORT-TERM INVESTMENTS–1.3%
Investment Companies–1.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.19%(c)(d)(e) (cost $113,920,272)	113,920,272	113,920,272

Total Investments—99.1% (cost $7,934,222,874)		8,580,655,064

Other assets less liabilities—0.9%		74,940,597

Net Assets—100.0%		$8,655,595,661

2022 Semi-Annual Report	25

Schedule of Investments (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Bank of America, NA	USD	113,456	INR	8,540,363	04/07/2022	$(845,019)

Bank of America, NA	USD	11,084	ZAR	170,822	04/21/2022	580,593

Bank of America, NA	USD	137,425	CAD	174,354	04/22/2022	2,028,225

Bank of America, NA	JPY	4,350,668	USD	37,675	04/28/2022	1,922,068

Bank of America, NA	KRW	180,797,783	USD	151,833	04/28/2022	3,089,593

Bank of America, NA	KRW	25,520,555	USD	20,919	04/28/2022	(76,988)

Bank of America, NA	USD	19,673	AUD	27,197	04/28/2022	684,220

Bank of America, NA	USD	13,593	KRW	16,392,337	04/28/2022	(106,531)

Bank of America, NA	HUF	13,158,240	USD	41,626	05/06/2022	2,179,041

Bank of America, NA	USD	51,968	EUR	45,699	05/12/2022	(1,351,714)

Bank of America, NA	CNH	129,157	USD	20,300	05/18/2022	19,623

Bank of America, NA	USD	19,692	CNH	126,074	05/18/2022	104,288

Bank of America, NA	USD	33,147	GBP	25,129	06/09/2022	(145,756)

Barclays Bank PLC	USD	16,189	CHF	15,039	04/13/2022	90,614

Barclays Bank PLC	USD	31,823	CHF	29,248	04/13/2022	(162,162)

Barclays Bank PLC	AUD	32,087	USD	23,261	04/28/2022	(756,062)

Barclays Bank PLC	JPY	2,902,309	USD	24,437	04/28/2022	586,413

Barclays Bank PLC	USD	41,425	AUD	57,244	04/28/2022	1,422,699

Barclays Bank PLC	USD	24,454	JPY	2,902,309	04/28/2022	(603,882)

Barclays Bank PLC	EUR	17,810	USD	19,833	05/12/2022	106,753

Barclays Bank PLC	USD	86,444	EUR	79,018	05/12/2022	1,075,646

BNP Paribas SA	USD	5,407	AUD	7,207	04/28/2022	(12,487)

BNP Paribas SA	USD	37,027	KRW	44,484,069	04/28/2022	(430,209)

BNP Paribas SA	USD	8,133	PLN	32,632	05/06/2022	(390,063)

BNP Paribas SA	CNH	210,443	USD	32,974	05/18/2022	(53,092)

BNP Paribas SA	USD	23,495	CNH	150,437	05/18/2022	115,096

BNP Paribas SA	USD	40,149	CNH	256,773	05/18/2022	170,875

BNP Paribas SA	USD	32,643	ILS	104,429	05/25/2022	123,602

Citibank, NA	BRL	419,482	USD	88,539	04/04/2022	432,371

Citibank, NA	USD	82,794	BRL	419,482	04/04/2022	5,313,446

Citibank, NA	USD	18,390	INR	1,402,172	04/07/2022	98,170

Citibank, NA	USD	11,886	AUD	15,841	04/28/2022	(28,902)

Citibank, NA	USD	14,840	TWD	411,427	04/28/2022	(467,091)

Citibank, NA	PLN	76,142	USD	18,141	05/06/2022	74,713

Citibank, NA	USD	16,159	HUF	5,196,451	05/06/2022	(580,784)

Citibank, NA	USD	10,844	PLN	43,510	05/06/2022	(520,254)

Citibank, NA	USD	845	EUR	751	05/12/2022	(13,001)

Citibank, NA	CNH	198,693	USD	31,028	05/18/2022	(155,832)

Citibank, NA	CNH	125,169	USD	19,696	05/18/2022	41,777

Citibank, NA	USD	13,375	CLP	10,869,331	05/25/2022	319,402

Citibank, NA	USD	25,478	GBP	19,377	06/09/2022	(30,786)

Citibank, NA	USD	27,238	SEK	256,825	06/17/2022	127,163

Goldman Sachs Bank USA	SGD	11,196	USD	8,255	04/21/2022	(5,353)

Goldman Sachs Bank USA	KRW	51,494,082	USD	42,153	04/28/2022	(211,318)

Goldman Sachs Bank USA	USD	19,180	PHP	988,390	04/28/2022	(113,104)

Goldman Sachs Bank USA	CNH	130,764	USD	20,598	05/18/2022	64,930

26	Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Goldman Sachs Bank USA	CNH	722,730	USD	113,196	05/18/2022	$(290,475)

Goldman Sachs Bank USA	USD	30,094	MYR	128,127	06/16/2022	243,638

HSBC Bank USA	BRL	419,482	USD	87,429	04/04/2022	(678,523)

HSBC Bank USA	USD	88,539	BRL	419,482	04/04/2022	(432,371)

HSBC Bank USA	INR	3,618,061	USD	47,858	04/07/2022	151,359

HSBC Bank USA	INR	1,594,969	USD	20,843	04/07/2022	(187,748)

HSBC Bank USA	USD	10,316	INR	777,127	04/07/2022	(68,916)

HSBC Bank USA	CHF	135,704	USD	147,076	04/13/2022	176,499

HSBC Bank USA	SGD	21,138	USD	15,583	04/21/2022	(11,267)

HSBC Bank USA	CAD	31,932	USD	25,012	04/22/2022	(528,453)

HSBC Bank USA	USD	8,801	CAD	11,007	04/22/2022	2,213

HSBC Bank USA	AUD	47,982	USD	35,114	04/28/2022	(801,270)

HSBC Bank USA	JPY	2,642,639	USD	22,895	04/28/2022	1,177,878

HSBC Bank USA	USD	22,031	AUD	29,462	04/28/2022	22,038

HSBC Bank USA	USD	60,766	JPY	6,993,307	04/28/2022	(3,296,336)

HSBC Bank USA	USD	86,752	BRL	419,482	05/03/2022	650,288

HSBC Bank USA	USD	5,512	HUF	1,739,453	05/06/2022	(297,424)

HSBC Bank USA	USD	19,508	EUR	17,661	05/12/2022	53,686

HSBC Bank USA	USD	18,708	EUR	16,803	05/12/2022	(97,293)

HSBC Bank USA	CNH	125,026	USD	19,534	05/18/2022	(97,728)

HSBC Bank USA	USD	45,039	MXN	924,524	05/19/2022	1,075,013

HSBC Bank USA	GBP	14,847	USD	19,581	06/09/2022	82,705

HSBC Bank USA	USD	42,909	THB	1,418,777	06/16/2022	(196,549)

HSBC Bank USA	SEK	610,128	USD	64,691	06/17/2022	(318,251)

HSBC Bank USA	USD	18,978	SEK	178,029	06/17/2022	(8,987)

JPMorgan Chase Bank, NA	SGD	36,510	USD	27,146	04/21/2022	210,426

JPMorgan Chase Bank, NA	EUR	488,517	USD	558,308	05/12/2022	17,229,751

JPMorgan Chase Bank, NA	USD	6,920	EUR	6,150	05/12/2022	(107,951)

Morgan Stanley Capital Services, Inc.	INR	5,506,632	USD	72,647	04/07/2022	38,179

Morgan Stanley Capital Services, Inc.	USD	17,587	CHF	16,237	04/13/2022	(10,402)

Morgan Stanley Capital Services, Inc.	USD	82,720	ZAR	1,269,212	04/21/2022	3,949,890

Morgan Stanley Capital Services, Inc.	CAD	30,193	USD	23,759	04/22/2022	(389,879)

Morgan Stanley Capital Services, Inc.	AUD	36,157	USD	25,976	04/28/2022	(1,088,162)

Morgan Stanley Capital Services, Inc.	TWD	5,920,081	USD	215,589	04/28/2022	8,778,598

Morgan Stanley Capital Services, Inc.	USD	12,948	AUD	17,670	04/28/2022	277,650

Morgan Stanley Capital Services, Inc.	USD	15,233	IDR	219,700,293	04/28/2022	71,799

Morgan Stanley Capital Services, Inc.	USD	25,076	KRW	30,075,567	04/28/2022	(332,272)

Morgan Stanley Capital Services, Inc.	USD	32,015	TWD	887,878	04/28/2022	(997,821)

Morgan Stanley Capital Services, Inc.	USD	18,730	NZD	27,640	06/10/2022	404,582

Morgan Stanley Capital Services, Inc.	USD	71,935	INR	5,506,632	07/07/2022	(241,784)

Standard Chartered Bank	SGD	19,916	USD	14,824	04/21/2022	131,054

Standard Chartered Bank	PHP	988,390	USD	18,737	04/28/2022	(329,394)

Standard Chartered Bank	TWD	393,833	USD	14,413	04/28/2022	654,748

Standard Chartered Bank	USD	25,803	IDR	372,589,983	04/28/2022	153,610

Standard Chartered Bank	CNH	180,894	USD	28,467	05/18/2022	62,161

Standard Chartered Bank	USD	33,286	NOK	291,655	06/17/2022	(173,948)

Standard Chartered Bank	USD	26,587	INR	2,032,218	07/07/2022	(128,650)

2022 Semi-Annual Report	27

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

UBS AG	USD	13,532	CHF	12,314	04/13/2022	$(202,288)

UBS AG	USD	21,874	CAD	27,355	04/22/2022	4,425

UBS AG	AUD	101,185	USD	73,015	04/28/2022	(2,723,805)

UBS AG	USD	16,066	TWD	454,812	04/28/2022	(178,192)

UBS AG	HUF	5,899,041	USD	17,621	05/06/2022	(63,827)

UBS AG	USD	5,997	HUF	2,066,203	05/06/2022	197,592

UBS AG	EUR	13,014	USD	14,828	05/12/2022	413,934

UBS AG	USD	18,511	EUR	16,994	05/12/2022	311,928

UBS AG	USD	56,654	EUR	50,573	05/12/2022	(639,190)

UBS AG	USD	15,389	GBP	11,820	06/09/2022	133,858

						$35,451,277

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the market value of this security amounted to $52,584,616 or 0.6% of net assets.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

See Notes to Financial Statements.

28	Bernstein Fund, Inc.

Statement of Assets and Liabilities—March 31, 2022 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$794,859,988	$1,331,454,328	$8,466,734,792

Affiliated issuers	11,175,403	21,157,394	113,920,272

Foreign currencies, at value (a)	0	12,459,914	30,892,697

Cash	20,946	0	4,998,000

Cash collateral due from broker	1,056,000	321,000	1,271,000

Receivables:

Unaffiliated interest and dividends	438,033	4,961,321	42,521,385

Affiliated dividends	848	1,248	6,887

Foreign withholding tax reclaims	0	2,256,164	16,836,741

Investment securities sold and foreign currency transactions	6,582,395	2,925,593	29,798,917

Capital shares sold	325,194	719,659	4,410,053

Unrealized appreciation of forward currency exchange contracts	0	7,130,234	57,430,823

Total assets	814,458,807	1,383,386,855	8,768,821,567

LIABILITIES

Cash collateral due to broker	0	912,000	14,236,000

Payables:

Investment securities purchased and foreign currency transactions	15,245,732	3,423,050	61,371,203

Capital shares redeemed	347,005	1,444,480	6,323,867

Management fee	541,222	1,143,026	4,735,795

Foreign capital gains taxes	0	1,661,804	3,319,493

Variation margin on futures	176,830	0	0

Shareholder servicing fee	1,944	13,575	86,190

Transfer Agent fee	20,183	19,269	49,175

Accrued expenses	229,830	367,648	1,124,637

Unrealized depreciation of forward currency exchange contracts	0	3,220,417	21,979,546

Total liabilities	16,562,746	12,205,269	113,225,906

NET ASSETS	$797,896,061	$1,371,181,586	$8,655,595,661

Cost of investments

Unaffiliated issuers	$584,320,466	$1,186,077,136	$7,820,302,602

Affiliated issuers	11,175,403	21,157,394	113,920,272

NET ASSETS CONSIST OF:

Capital stock, at par	$5,713	$11,446	$69,445

Additional paid-in capital	551,588,500	1,225,644,211	7,885,845,570

Distributable earnings	246,301,848	145,525,929	769,680,646

	$797,896,061	$1,371,181,586	$8,655,595,661

(a) Cost: $0, $12,390,773 and $31,312,048, respectively. (Note 1)

See Notes to Financial Statements.

2022 Semi-Annual Report	29

Statement of Assets and Liabilities—March 31, 2022 (Unaudited) (continued)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

SCB Class Shares

Net Assets	$9,124,483	$65,187,414	$413,376,453

Shares of capital stock outstanding	656,097	5,449,797	33,246,312

Net asset value, offering and redemption price per share	$13.91	$11.96	$12.43

Advisor Class Shares

Net Assets	$647,959,915	$894,862,637	$6,466,824,121

Shares of capital stock outstanding	46,384,109	74,682,722	518,936,933

Net asset value and offering price per share	$13.97	$11.98	$12.46

Class Z Shares

Net Assets	$140,811,663	$411,131,535	$1,775,395,087

Shares of capital stock outstanding	10,087,324	34,324,097	142,271,188

Net asset value and offering price per share	$13.96	$11.98	$12.48

See Notes to Financial Statements.

30	Bernstein Fund, Inc.

Statement of Operations—for the six months ended March 31, 2022 (Unaudited)

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

INVESTMENT INCOME

Income:

Dividends

Unaffiliated issuers (a)(b)	$5,263,406	$15,562,547	$117,112,819

Affiliated issuers	919	2,055	16,600

Interest	450	0	0

Total income	5,264,775	15,564,602	117,129,419

Expenses:

Management fee (see Note 2A)	3,453,682	7,399,641	29,980,531

Shareholder servicing fee (see Note 2B)	12,429	86,526	545,576

Custody and accounting fees	59,003	172,983	554,333

Transfer Agent fee—SCB Class	1,892	6,880	10,568

Transfer Agent fee—Advisor Class	131,580	92,575	161,596

Transfer Agent fee—Class Z	23,632	58,328	217,532

Directors’ fees and expenses	17,507	30,603	190,027

Legal fees	8,744	14,999	88,582

Auditing and tax fees	18,135	20,924	68,028

Registration fees	28,122	28,629	35,537

Printing fees	19,313	17,488	19,076

Miscellaneous	25,211	48,263	63,753

Total expenses	3,799,250	7,977,839	31,935,139

Less: expenses waived and reimbursed by the Adviser (see Note 2D)	(1,089)	(5,873)	(59,293)

Net expenses	3,798,161	7,971,966	31,875,846

Net investment income	1,466,614	7,592,636	85,253,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (c)	42,900,270	27,567,465	98,858,602

Forward currency exchange contracts	0	1,578,319	58,124,412

Futures	(1,884,679)	0	0

Foreign currency transactions	0	(1,345,847)	(31,216)

Net realized gain on investment transactions and foreign currency transactions	41,015,591	27,799,937	156,951,798

Net change in unrealized appreciation/depreciation of:

Investments (d)	(70,385,991)	(149,196,696)	(628,131,201)

Forward currency exchange contracts	0	4,094,917	15,881,431

Futures	733,349	0	0

Foreign currency denominated assets and liabilities	0	59,200	(791,705)

Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(69,652,642)	(145,042,579)	(613,041,475)

Net realized and unrealized loss on investment transactions and foreign currency transactions	(28,637,051)	(117,242,642)	(456,089,677)

Contributions from affiliates (see Note 2A)	3,193	0	0

Net decrease in net assets resulting from operations	$(27,167,244)	$(109,650,006)	$(370,836,104)

(a) Includes $13,498,658 in refunds received as a result of European Union dividend withholding tax reclaim filings (See Note 1D).

(b) Net of foreign withholding taxes of $6,174, $2,827,858 and $13,932,016, respectively.

(c) Net of foreign realized capital gains taxes of $0, $679,978 and $1,787,180, respectively.

(d) Net of increase in accrued foreign capital gains taxes on unrealized gains of $0, $663,712 and $991,378, respectively.

See Notes to Financial Statements.

2022 Semi-Annual Report	31

Statement of Changes in Net Assets

	SMALL CAP CORE PORTFOLIO		INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$1,466,614	$633,501	$7,592,636	$17,472,146

Net realized gain on investment transactions and foreign currency transactions	41,015,591	88,108,725	27,799,937	146,482,580

Net change in unrealized appreciation/depreciation of investments	(69,652,642)	216,296,551	(145,042,579)	195,592,048

Contributions from affiliates (see Note 2A)	3,193	0	0	0

Net increase (decrease) in net assets resulting from operations	(27,167,244)	305,038,777	(109,650,006)	359,546,774

Distributions to shareholders (a)	(51,390,345)	(3,943,698)	(57,115,368)	(15,502,777)

Capital-share transactions:

Net proceeds from sales of shares	19,303,495	36,265,207	60,374,060	101,635,054

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	38,420,784	3,175,486	52,302,646	13,373,914

Total proceeds from shares sold	57,724,279	39,440,693	112,676,706	115,008,968

Cost of shares redeemed	(58,741,023)	(119,391,742)	(97,562,808)	(146,554,822)

Net increase (decrease) in net assets from capital-share transactions	(1,016,744)	(79,951,049)	15,113,898	(31,545,854)

Net increase (decrease) in net assets	(79,574,333)	221,144,030	(151,651,476)	312,498,143

NET ASSETS:

Beginning of period	877,470,394	656,326,364	1,522,833,062	1,210,334,919

End of period	$797,896,061	$877,470,394	$1,371,181,586	$1,522,833,062

(a) See page 34 for share class information on dividend distributions for the Portfolios.

See Notes to Financial Statements.

32	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$85,253,573	$193,059,998

Net realized gain on investment transactions and foreign currency transactions	156,951,798	838,292,076

Net change in unrealized appreciation/depreciation of investments	(613,041,475)	191,018,104

Net increase (decrease) in net assets resulting from operations	(370,836,104)	1,222,370,178

Distributions to shareholders (a)	(530,917,993)	(57,001,223)

Capital-share transactions:

Net proceeds from sales of shares	435,208,446	826,300,948

Shares issued in connection with the Reorganization	0	4,144,702,295

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	485,839,887	48,987,991

Total proceeds from shares sold	921,048,333	5,019,991,234

Cost of shares redeemed	(527,274,321)	(1,054,104,015)

Net increase in net assets from capital-share transactions	393,774,012	3,965,887,219

Net increase (decrease) in net assets	(507,980,085)	5,131,256,174

NET ASSETS:

Beginning of period	9,163,575,746	4,032,319,572

End of period	$8,655,595,661	$9,163,575,746

(a) See page 34 for share class information on dividend distributions for the Portfolios.

See Notes to Financial Statements.

2022 Semi-Annual Report	33

Statement of Changes in Net Assets (continued)

	SMALL CAP CORE PORTFOLIO

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21

Distributions to shareholders:

SCB Class	$(585,819)	$(27,689)

Advisor Class	(41,055,925)	(3,183,087)

Class Z	(9,748,601)	(732,922)

	$(51,390,345)	$(3,943,698)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21

Distributions to shareholders:

SCB Class	$(2,505,829)	$(659,648)

Advisor Class	(35,750,006)	(9,641,123)

Class Z	(18,859,533)	(5,202,006)

	$(57,115,368)	$(15,502,777)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21

Distributions to shareholders:

SCB Class	$(24,555,864)	$(2,004,999)

Advisor Class	(385,741,919)	(35,823,954)

Class Z	(120,620,210)	(19,172,270)

	$(530,917,993)	$(57,001,223)

See Notes to Financial Statements.

34	Bernstein Fund, Inc.

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)		YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19		YEAR ENDED 9/30/18		YEAR ENDED 9/30/17

Net asset value, beginning of period	$15.26		$10.39	$10.78	$12.93		$12.21		$10.54

Income from investment operations:

Investment income (loss), net (a)(b)	0.01		(0.02)	0.02	0.02		(0.00	)(c)	0.01

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.47)		4.93	(0.39)	(1.38)		1.44		1.67

Contributions from affiliates	0.00	(c)	0	0	0		0		0

Total from investment operations	(0.46)		4.91	(0.37)	(1.36)		1.44		1.68

Less dividends and distributions:

Dividends from net investment income	0		(0.04)	(0.02)	(0.00	)(c)	(0.01)		(0.01)

Distributions from net realized gain on investment transactions	(0.89)		0	0	(0.79)		(0.71)		0

Total dividends and distributions	(0.89)		(0.04)	(0.02)	(0.79)		(0.72)		(0.01)

Net asset value, end of period	$13.91		$15.26	$10.39	$10.78		$12.93		$12.21

Total return (d)(e)	(3.48)%		47.30%	(3.42)%	(10.15)%		12.44%		15.98%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$9,124		$10,119	$7,895	$8,692		$10,865		$10,276

Average net assets (000 omitted)	$9,970		$9,893	$8,175	$9,118		$10,771		$7,467

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.13%	(f)	1.14%	1.14%	1.14%		1.14%		1.18%

Expenses, before waivers/reimbursements	1.13%	(f)	1.14%	1.14%	1.14%		1.14%		1.19%

Net investment income (loss) (b)	0.09%	(f)	(0.17)%	0.19%	0.19%		(0.02)%		0.05%

Portfolio turnover rate	17%		40%	88%	61%		102%		165%

See Footnote Summary on page 43.

See Notes to Financial Statements.

2022 Semi-Annual Report	35

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17

Net asset value, beginning of period	$15.32	$10.43	$10.82	$12.97	$12.25	$10.56

Income from investment operations

Investment income, net (a)(b)	0.03	0.01	0.04	0.05	0.03	0.03

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.48)	4.94	(0.38)	(1.38)	1.44	1.69

Contributions from affiliates	0.00 (c)	0	0	0	0	0

Total from investment operations	(0.45)	4.95	(0.34)	(1.33)	1.47	1.72

Less dividends and distributions:

Dividends from net investment income	(0.01)	(0.06)	(0.05)	(0.03)	(0.04)	(0.03)

Distributions from net realized gain on investment transactions	(0.89)	0	0	(0.79)	(0.71)	0

Total dividends and distributions	(0.90)	(0.06)	(0.05)	(0.82)	(0.75)	(0.03)

Net asset value, end of period	$13.97	$15.32	$10.43	$10.82	$12.97	$12.25

Total return (d)(e)	(3.39)%	47.62%	(3.17)%	(9.90)%	12.64%	16.29%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$647,960	$702,514	$531,943	$734,733	$752,305	$695,958

Average net assets (000 omitted)	$693,001	$687,421	$688,776	$724,908	$718,801	$654,649

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.88% (f)	0.89%	0.89%	0.89%	0.89%	0.92%

Expenses, before waivers/reimbursements	0.88% (f)	0.89%	0.89%	0.89%	0.89%	0.93%

Net investment income (b)	0.34% (f)	0.07%	0.43%	0.44%	0.23%	0.30%

Portfolio turnover rate	17%	40%	88%	61%	102%	165%

See Footnote Summary on page 43.

See Notes to Financial Statements.

36	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17

Net asset value, beginning of period	$15.31	$10.42	$10.82	$12.96	$12.24	$10.56

Income from investment operations

Investment income, net (a)(b)	0.03	0.01	0.05	0.05	0.03	0.03

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.47)	4.95	(0.39)	(1.37)	1.44	1.68

Contributions from affiliates	0.00 (c)	0	0	0	0	0

Total from investment operations	(0.44)	4.96	(0.34)	(1.32)	1.47	1.71

Less dividends and distributions:

Dividends from net investment income	(0.02)	(0.07)	(0.06)	(0.03)	(0.04)	(0.03)

Distributions from net realized gain on investment transactions	(0.89)	0	0	(0.79)	(0.71)	0

Total dividends and distributions	(0.91)	(0.07)	(0.06)	(0.82)	(0.75)	(0.03)

Net asset value, end of period	$13.96	$15.31	$10.42	$10.82	$12.96	$12.24

Total return (d)(e)	(3.37)%	47.70%	(3.23)%	(9.80)%	12.69%	16.22%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$140,812	$164,837	$116,488	$192,161	$211,869	$179,340

Average net assets (000 omitted)	$162,822	$155,037	$182,516	$190,252	$193,253	$144,513

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.87% (f)	0.87%	0.87%	0.87%	0.86%	0.93%

Expenses, before waivers/reimbursements	0.87% (f)	0.87%	0.87%	0.87%	0.86%	0.94%

Net investment income (b)	0.34% (f)	0.10%	0.46%	0.46%	0.25%	0.30%

Portfolio turnover rate	17%	40%	88%	61%	102%	165%

See Footnote Summary on page 43.

See Notes to Financial Statements.

2022 Semi-Annual Report	37

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17

Net asset value, beginning of period	$13.37	$10.40	$10.40	$12.40	$12.70	$10.92

Income from investment operations:

Investment income, net (a)(b)	0.05	0.12	0.10	0.16	0.14	0.08

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(1.00)	2.96	0.09	(1.21)	0.02	1.96

Contributions from affiliates	0	0	0	0	0	0.00 (c)

Total from investment operations	(0.95)	3.08	0.19	(1.05)	0.16	2.04

Less dividends and distributions:

Dividends from net investment income	(0.23)	(0.11)	(0.19)	(0.19)	(0.14)	(0.14)

Distributions from net realized gain on investment transactions	(0.23)	0	0	(0.76)	(0.32)	(0.12)

Total dividends and distributions	(0.46)	(0.11)	(0.19)	(0.95)	(0.46)	(0.26)

Net asset value, end of period	$11.96	$13.37	$10.40	$10.40	$12.40	$12.70

Total return (d)	(7.29)%	29.79%	1.77%	(8.03)%	1.29%	19.28%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$65,187	$72,116	$63,328	$64,993	$71,729	$73,531

Average net assets (000 omitted)	$69,411	$72,063	$62,709	$64,757	$76,322	$55,325

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.31% (f)	1.32%	1.33%	1.35%	1.35%	1.35%

Expenses, before waivers/reimbursements	1.31% (f)	1.32%	1.34%	1.35%	1.35%	1.36%

Net investment income (b)	0.79% (f)	0.94%	1.02%	1.50%	1.07%	0.75%

Portfolio turnover rate	25%	48%	58%	46%	81%	65%

See Footnote Summary on page 43.

See Notes to Financial Statements.

38	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17

Net asset value, beginning of period	$13.41	$10.42	$10.43	$12.43	$12.72	$10.93

Income from investment operations

Investment income, net (a)(b)	0.07	0.15	0.13	0.19	0.18	0.10

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(1.00)	2.98	0.08	(1.21)	0.01	1.96

Contributions from affiliates	0	0	0	0	0	0.00 (c)

Total from investment operations	(0.93)	3.13	0.21	(1.02)	0.19	2.06

Less dividends and distributions:

Dividends from net investment income	(0.27)	(0.14)	(0.22)	(0.22)	(0.16)	(0.15)

Distributions from net realized gain on investment transactions	(0.23)	0	0	(0.76)	(0.32)	(0.12)

Total dividends and distributions	(0.50)	(0.14)	(0.22)	(0.98)	(0.48)	(0.27)

Net asset value, end of period	$11.98	$13.41	$10.42	$10.43	$12.43	$12.72

Total return (d)	(7.18)%	30.22%	1.90%	(7.70)%	1.53%	19.51%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$894,863	$948,393	$748,799	$791,765	$810,447	$608,324

Average net assets (000 omitted)	$933,558	$896,897	$750,872	$765,916	$745,535	$460,362

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.06% (f)	1.07%	1.09%	1.10%	1.10%	1.10%

Expenses, before waivers/reimbursements	1.07% (f)	1.07%	1.09%	1.10%	1.10%	1.11%

Net investment income (b)	1.06% (f)	1.22%	1.27%	1.77%	1.43%	0.93%

Portfolio turnover rate	25%	48%	58%	46%	81%	65%

See Footnote Summary on page 43.

See Notes to Financial Statements.

2022 Semi-Annual Report	39

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17

Net asset value, beginning of period	$13.41	$10.42	$10.43	$12.43	$12.72	$10.93

Income from investment operations

Investment income, net (a)(b)	0.06	0.15	0.13	0.18	0.18	0.10

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.99)	2.98	0.08	(1.20)	0.02	1.96

Contributions from affiliates	0	0	0	0	0	0.00 (c)

Total from investment operations	(0.93)	3.13	0.21	(1.02)	0.20	2.06

Less dividends and distributions:

Dividends from net investment income	(0.27)	(0.14)	(0.22)	(0.22)	(0.17)	(0.15)

Distributions from net realized gain on investment transactions	(0.23)	0	0	(0.76)	(0.32)	(0.12)

Total dividends and distributions	(0.50)	(0.14)	(0.22)	(0.98)	(0.49)	(0.27)

Net asset value, end of period	$11.98	$13.41	$10.42	$10.43	$12.43	$12.72

Total return (d)	(7.18)%	30.22%	1.91%	(7.70)%	1.54%	19.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$411,132	$502,324	$398,208	$400,566	$427,851	$392,000

Average net assets (000 omitted)	$481,025	$478,856	$388,053	$396,772	$424,411	$291,438

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.07% (f)	1.07%	1.08%	1.10%	1.10%	1.10%

Expenses, before waivers/reimbursements	1.07% (f)	1.07%	1.08%	1.10%	1.10%	1.11%

Net investment income (b)	0.99% (f)	1.22%	1.29%	1.75%	1.36%	0.87%

Portfolio turnover rate	25%	48%	58%	46%	81%	65%

See Footnote Summary on page 43.

See Notes to Financial Statements.

40	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO SCB CLASS

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17

Net asset value, beginning of period	$13.72	$11.58	$11.59	$12.45	$12.69	$10.57

Income from investment operations:

Investment income, net (a)(b)	0.11	0.29	0.16	0.24	0.22	0.18

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.64)	1.98	0.06	(0.79)	(0.11)	2.11

Total from investment operations	(0.53)	2.27	0.22	(0.55)	0.11	2.29

Less dividends and distributions:

Dividends from net investment income	(0.30)	(0.13)	(0.23)	(0.18)	(0.09)	(0.14)

Distributions from net realized gain on investment transactions	(0.46)	0	0	(0.13)	(0.26)	(0.03)

Total dividends and distributions	(0.76)	(0.13)	(0.23)	(0.31)	(0.35)	(0.17)

Net asset value, end of period	$12.43	$13.72	$11.58	$11.59	$12.45	$12.69

Total return (d)	(4.15)%	19.76%	1.81%	(4.22)%	0.86%	22.01%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$413,376	$445,342	$172,253	$175,497	$181,606	$152,725

Average net assets (000 omitted)	$437,660	$404,275	$171,155	$168,856	$179,015	$106,248

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.93% (f)	0.95%	1.00%	1.00%	1.03%	1.17%

Expenses, before waivers/reimbursements	0.93% (f)	0.95%	1.00%	1.00%	1.04%	1.23%

Net investment income (b)	1.63% (f)	2.13%	1.41%	2.07%	1.69%	1.62%

Portfolio turnover rate	33%	86%	63%	63%	69%	69%

See Footnote Summary on page 43.

See Notes to Financial Statements.

2022 Semi-Annual Report	41

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17

Net asset value, beginning of period	$13.76	$11.62	$11.63	$12.50	$12.72	$10.57

Income from investment operations

Investment income, net (a)(b)	0.13	0.32	0.19	0.27	0.26	0.21

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.64)	1.99	0.06	(0.80)	(0.11)	2.11

Total from investment operations	(0.51)	2.31	0.25	(0.53)	0.15	2.32

Less dividends and distributions:

Dividends from net investment income	(0.33)	(0.17)	(0.26)	(0.21)	(0.11)	(0.14)

Distributions from net realized gain on investment transactions	(0.46)	0	0	(0.13)	(0.26)	(0.03)

Total dividends and distributions	(0.79)	(0.17)	(0.26)	(0.34)	(0.37)	(0.17)

Net asset value, end of period	$12.46	$13.76	$11.62	$11.63	$12.50	$12.72

Total return (d)	(4.00)%	20.02%	2.04%	(4.01)%	1.18%	22.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$6,466,824	$6,617,933	$2,510,243	$2,621,316	$2,568,426	$1,760,819

Average net assets (000 omitted)	$6,689,665	$5,755,397	$2,529,235	$2,501,981	$2,275,780	$1,023,860

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.68% (f)	0.70%	0.75%	0.75%	0.77%	0.93%

Expenses, before waivers/reimbursements	0.68% (f)	0.70%	0.75%	0.75%	0.79%	0.98%

Net investment income (b)	1.90% (f)	2.39%	1.65%	2.35%	2.05%	1.85%

Portfolio turnover rate	33%	86%	63%	63%	69%	69%

See Footnote Summary on page 43.

See Notes to Financial Statements.

42	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20	YEAR ENDED 9/30/19	YEAR ENDED 9/30/18	YEAR ENDED 9/30/17

Net asset value, beginning of period	$13.78	$11.63	$11.64	$12.51	$12.73	$10.58

Income from investment operations

Investment income, net (a)(b)	0.12	0.30	0.19	0.26	0.25	0.20

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(0.63)	2.02	0.05	(0.79)	(0.10)	2.12

Total from investment operations	(0.51)	2.32	0.24	(0.53)	0.15	2.32

Less dividends and distributions:

Dividends from net investment income	(0.33)	(0.17)	(0.25)	(0.21)	(0.11)	(0.14)

Distributions from net realized gain on investment transactions	(0.46)	0	0	(0.13)	(0.26)	(0.03)

Total dividends and distributions	(0.79)	(0.17)	(0.25)	(0.34)	(0.37)	(0.17)

Net asset value, end of period	$12.48	$13.78	$11.63	$11.64	$12.51	$12.73

Total return (d)	(4.01)%	20.07%	2.02%	(4.02)%	1.18%	22.35%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,775,396	$2,100,301	$1,349,824	$1,359,213	$1,420,930	$1,276,674

Average net assets (000 omitted)	$2,060,307	$2,067,177	$1,331,995	$1,331,620	$1,390,312	$605,465

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	0.70% (f)	0.71%	0.76%	0.76%	0.79%	0.94%

Expenses, before waivers/reimbursements	0.70% (f)	0.71%	0.76%	0.76%	0.80%	1.00%

Net investment income (b)	1.80% (f)	2.26%	1.65%	2.31%	1.91%	1.74%

Portfolio turnover rate	33%	86%	63%	63%	69%	69%

(a)	Based on average shares outstanding.
(b)	Net of expenses waived by the Adviser.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the Small Cap Core Portfolio for the year ended September 30, 2021 by 0.01%.
(f)	Annualized, except for certain non-recurring fees.

See Notes to Financial Statements.

2022 Semi-Annual Report	43

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”).

The International Strategic Equities Portfolio (the “Acquiring Portfolio”) acquired the assets and liabilities of the International Portfolio and Tax-Managed International Portfolio (each, an “Acquired Portfolio,” and together, the “Acquired Portfolios”), each a series of Sanford C. Bernstein Fund, Inc. (“SCB Fund”), in a reorganization that was effective at the close of business December 4, 2020 (together, the “Reorganizations,” and each a “Reorganization”). The Reorganizations were approved by the Fund’s Board of Directors and the shareholders of the Acquired Portfolios pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) (see Note 7 for additional Information).

The Fund’s Portfolios offer the following share classes: SCB Class, Advisor Class and Class Z. Class Z shares are currently offered exclusively to registered investment companies (or their series) managed by AllianceBernstein L.P. (the “Adviser”). Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent

44	Bernstein Fund, Inc.

pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

2022 Semi-Annual Report	45

Notes to Financial Statements (continued)

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2022:

SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:

Common Stocks (a)	$794,859,988	$0		$0	$794,859,988

Short-Term Investments	11,175,403	0		0	11,175,403

Total Investments in Securities	806,035,391	0		0	806,035,391

Other Financial Instruments (b):

Assets:

Futures	472,925	0		0	472,925	(c)

Liabilities	0	0		0	0

Total	$806,508,316	$0		$0	$806,508,316

INTERNATIONAL SMALL CAP PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Industrials	$42,243,188	$228,517,929		$0	$270,761,117

Information Technology	6,683,853	201,615,080		0	208,298,933

Consumer Discretionary	20,829,991	153,880,581		0	174,710,572

Financials	15,823,436	122,464,799		0	138,288,235

Materials	25,809,877	112,437,662		0	138,247,539

Health Care	31,514,824	63,850,671		3,828,245	99,193,740

Communication Services	19,724,326	68,163,266		0	87,887,592

Real Estate	16,854,887	63,169,649		0	80,024,536

Consumer Staples	10,133,969	51,916,844		0	62,050,813

Utilities	22,927,345	15,126,668		0	38,054,013

Energy	15,510,963	18,426,275		0	33,937,238

Short-Term Investments	21,157,394	0		0	21,157,394

Total Investments in Securities	249,214,053	1,099,569,424	(d)	3,828,245	1,352,611,722

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	7,130,234		0	7,130,234

Liabilities:

Forward Currency Exchange Contracts	0	(3,220,417)		0	(3,220,417)

Total	$249,214,053	$1,103,479,241		$3,828,245	$1,356,521,539

46	Bernstein Fund, Inc.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Information Technology	$328,317,141	$1,336,712,643		$0	$1,665,029,784

Consumer Discretionary	0	1,348,560,519		0	1,348,560,519

Financials	84,408,011	1,222,552,489		0	1,306,960,500

Health Care	0	846,007,841		0	846,007,841

Energy	47,566,423	612,914,738		0	660,481,161

Industrials	0	642,675,785		0	642,675,785

Consumer Staples	0	610,334,122		0	610,334,122

Materials	153,801,434	435,076,689		0	588,878,123

Communication Services	76,220,077	470,292,768		0	546,512,845

Real Estate	0	146,312,603		0	146,312,603

Utilities	56,982,091	47,999,418		0	104,981,509

Short-Term Investments	113,920,272	0		0	113,920,272

Total Investments in Securities	861,215,449	7,719,439,615	(d)	0	8,580,655,064

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	57,430,823		0	57,430,823

Liabilities:

Forward Currency Exchange Contracts	0	(21,979,546)		0	(21,979,546)

Total	$861,215,449	$7,754,890,892		$0	$8,616,106,341

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(d)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

2022 Semi-Annual Report	47

Notes to Financial Statements (continued)

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code. The International Small Cap Portfolio and International Strategic Equities Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2006 through 2020. These filing are subject to various administrative and judicial proceedings within these countries. During the six months ended March 31, 2022, the International Strategic Equities Portfolio successfully recovered taxes withheld by Finland, France and Sweden for the aforementioned calendar years in the amount of $13,498,658. Such amount is reflected in the statement of operations as an offset to foreign taxes withheld and recorded in dividend income. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

G.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

48	Bernstein Fund, Inc.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annualized rate as follows:

Small Cap Core Portfolio: 0.80% of the Portfolio’s average daily net assets.

International Small Cap Portfolio: 1.00% of the Portfolio’s average daily net assets.

ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
	FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
International Strategic Equities	0.75%	0.65%	0.60%

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolios may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

PORTFOLIO	SCB CLASS	ADVISOR CLASS	CLASS Z
Small Cap Core	1.30%	1.05%	1.05%

International Small Cap	1.35%	1.10%	1.10%

The Expense Caps described above for Small Cap Core and International Small Cap may not be terminated by the Adviser before January 28, 2023. During the six months ended March 31, 2022, there were no such reimbursement/waivers.

During the six months ended March 31, 2022, the Adviser reimbursed the Small Cap Core Portfolio $3,193 for trading losses incurred due to trade entry errors.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.25% of the average daily net assets of SCB Class Shares.

2022 Semi-Annual Report	49

Notes to Financial Statements (continued)

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the six months ended March 31, 2022, the compensation retained by ABIS amounted to: Small Cap Core Portfolio, $108,453; International Small Cap Portfolio, $119,382; and International Strategic Equities Portfolio, $323,166.

C.	Distribution Arrangements—the Portfolios Except the Retail Classes

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell SCB Class shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Distribution Arrangements—the Retail Classes Only

The Fund has entered into a Distribution Services Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., (the “Retail Distributor”), to permit the Retail Distributor to distribute the Portfolios’ Advisor Class and Class Z shares, as applicable, and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of the Portfolios’ Class A and Class C shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 under the under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”). Advisor Class shares and Class Z shares are not subject to Rule 12b-1 asset-based sales charges.

E.	Investments in Affiliated Issuers

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”), advised by the Adviser, which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2022. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense.

For the six months ended March 31, 2022, such waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$1,089

International Small Cap	5,873

International Strategic Equities	59,293

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended March 31, 2022 is as follows:

PORTFOLIO	MARKET VALUE 9/30/21 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/22 (000)	DIVIDEND INCOME (000)
Small Cap Core	$0	$54,401	$43,226	$11,175	$1

International Small Cap	17,728	163,236	159,807	21,157	2

International Strategic Equities	230,322	1,027,461	1,143,863	113,920	17

50	Bernstein Fund, Inc.

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2022, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Small Cap Core	$147,777,057	$0	$199,578,504	$0

International Small Cap	357,177,628	0	395,787,110	0

International Strategic Equities	3,050,678,419	0	2,953,018,532	0

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
PORTFOLIO	APPRECIATION	(DEPRECIATION)
Small Cap Core	$244,343,178	$(33,330,731)	$211,012,447

International Small Cap	278,493,414	(129,206,405)	149,287,009

International Strategic Equities	1,279,699,010	(597,815,543)	681,883,467

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

2022 Semi-Annual Report	51

Notes to Financial Statements (continued)

During the six months ended March 31, 2022, the Small Cap Core Portfolio held futures for hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the six months ended March 31, 2022, the International Small Cap Portfolio and International Strategic Equities Portfolio held forward currency exchange contracts for hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended March 31, 2022, the Portfolios had entered into the following derivatives:

SMALL CAP CORE PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Equity contracts	Receivable/Payable for variation margin on futures	$472,925	*

Total		$472,925

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

52	Bernstein Fund, Inc.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(1,884,679)	$733,349

Total		$(1,884,679)	$733,349

INTERNATIONAL SMALL CAP PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$7,130,234	Unrealized depreciation on forward currency exchange contracts	$3,220,417

Total		$7,130,234		$3,220,417

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$1,578,319	$4,094,917

Total		$1,578,319	$4,094,917

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$57,430,823	Unrealized depreciation on forward currency exchange contracts	$21,979,546

Total		$57,430,823		$21,979,546

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$58,124,412	$15,881,431

Total		$58,124,412	$15,881,431

2022 Semi-Annual Report	53

Notes to Financial Statements (continued)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2022:

SMALL CAP CORE PORTFOLIO
Futures:

Average notional amount of buy contracts	$21,027,616

INTERNATIONAL SMALL CAP PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$256,245,657

Average principal amount of sale contracts	$232,101,434

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$2,153,607,388

Average principal amount of sale contracts	$2,447,303,564

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of March 31, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

INTERNATIONAL SMALL CAP PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$1,057,454	$(1,057,454)	$0	$0	$0

Barclays Bank PLC	629,050	(277,622)	(258,000)	0	93,428

BNP Paribas SA	109,352	(13,564)	0	0	95,788

Citibank, NA	678,410	(257,476)	0	0	420,934

Goldman Sachs Bank USA	42,518	0	0	0	42,518

JPMorgan Chase Bank, NA	22,560	0	0	0	22,560

Morgan Stanley Capital Services, Inc.	1,664,530	(198,959)	(654,000)	0	811,571

Standard Chartered Bank	416,897	(231,377)	0	0	185,520

State Street Bank & Trust Co.	306,791	(211,987)	0	0	94,804

UBS AG	2,202,672	(449,117)	0	0	1,753,555

Total	$7,130,234	$(2,697,556)	$(912,000)	$0	$3,520,678	^

54	Bernstein Fund, Inc.

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$1,397,790	$(1,057,454)	$(321,000)	$0	$19,336

Barclays Bank PLC	277,622	(277,622)	0	0	0

BNP Paribas SA	13,564	(13,564)	0	0	0

Citibank, NA	257,476	(257,476)	0	0	0

HSBC Bank USA	147,343	0	0	0	147,343

Morgan Stanley Capital Services, Inc.	198,959	(198,959)	0	0	0

Natwest Markets PLC	35,182	0	0	0	35,182

Standard Chartered Bank	231,377	(231,377)	0	0	0

State Street Bank & Trust Co.	211,987	(211,987)	0	0	0

UBS AG	449,117	(449,117)	0	0	0

Total	$3,220,417	$(2,697,556)	$(321,000)	$0	$201,861	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$10,607,651	$(2,526,008)	$(1,282,000)	$0	$6,799,643

Barclays Bank PLC	3,282,125	(1,522,106)	0	0	1,760,019

BNP Paribas SA	409,573	(409,573)	0	0	0

Citibank, NA	6,407,042	(1,796,650)	(4,610,392)	0	0

Goldman Sachs Bank USA	308,568	(308,568)	0	0	0

HSBC Bank USA	3,391,679	(3,391,679)	0	0	0

JPMorgan Chase Bank, NA	17,440,177	(107,951)	0	0	17,332,226

Morgan Stanley Capital Services, Inc.	13,520,698	(3,060,320)	(6,909,000)	0	3,551,378

Standard Chartered Bank	1,001,573	(631,992)	(369,581)	0	0

UBS AG	1,061,737	(1,061,737)	0	0	0

Total	$57,430,823	$(14,816,584)	$(13,170,973)	$0	$29,443,266	^

2022 Semi-Annual Report	55

Notes to Financial Statements (continued)

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$2,526,008	$(2,526,008)	$0	$0	$0

Barclays Bank PLC	1,522,106	(1,522,106)	0	0	0

BNP Paribas SA	885,851	(409,573)	(476,278)	0	0

Citibank, NA	1,796,650	(1,796,650)	0	0	0

Goldman Sachs Bank USA	620,250	(308,568)	(254,000)	0	57,682

HSBC Bank USA	7,021,116	(3,391,679)	0	0	3,629,437

JPMorgan Chase Bank, NA	107,951	(107,951)	0	0	0

Morgan Stanley Capital Services, Inc.	3,060,320	(3,060,320)	0	0	0

Standard Chartered Bank	631,992	(631,992)	0	0	0

UBS AG	3,807,302	(1,061,737)	(280,000)	0	2,465,565

Total	$21,979,546	$(14,816,584)	$(1,010,278)	$0	$6,152,684	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE 4.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2021 and September 30, 2020 were as follows:

PORTFOLIO	2021	2020
Small Cap Core

Distributions paid from:

Ordinary income	$3,943,698	$4,500,621

Long-term capital gains	0	0

Total distributions paid	$3,943,698	$4,500,621

International Small Cap

Distributions paid from:

Ordinary income	$15,502,777	$25,979,696

Long-term capital gains	0	0

Total distributions paid	$15,502,777	$25,979,696

56	Bernstein Fund, Inc.

PORTFOLIO	2021	2020
International Strategic Equities

Distributions paid from:

Ordinary income	$57,001,223	$90,002,554

Long-term capital gains	0	0

Total distributions paid	$57,001,223	$90,002,554

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER (LOSSES)(a)	UNREALIZED APPRECIATION/ (DEPRECIATION)(b)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)
Small Cap Core	$52,632	$49,751,221	$0	$275,058,777	$324,862,630

International Small Cap	27,101,589	12,963,589	0	272,226,125	312,291,303

International Strategic Equities	204,602,220	217,813,607	0	1,249,018,916	1,671,434,743

(a)

During the fiscal year ended September 30, 2021 Small Cap Core Portfolio, International Small Cap Portfolio, and International Strategic Equities Portfolio utilized capital loss carryforwards of $36,045,461, $130,151,158, and $617,371,582 respectively, to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2021, the Portfolios did not have any capital loss carryforwards.

NOTE 5.	Risks Involved in Investing in the Portfolios

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, and adverse market, economic, political, regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Sector Risk—The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials, consumer discretionary, information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Emerging-Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

2022 Semi-Annual Report	57

Notes to Financial Statements (continued)

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Illiquid Investment Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Market Risk—The Portfolios are subject to market risk, which is the risk that stock or bond prices in general or in particular countries or sectors may decline over short or extended periods. Stock or bond prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness); policy and legislative changes; cybersecurity events; and other factors.

Economies and financial markets throughout the world are becoming increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, sanctions, regional and global conflicts, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources. The prices of securities of mid-capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small- and mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk—The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk—The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more

58	Bernstein Fund, Inc.

volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk—The Portfolios are subject to management risk because they are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

REIT Risk— Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other registered funds advised by the Adviser and ETFs, are subject to market and management risk. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Portfolios invest.

LIBOR Transition and Associated Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may

2022 Semi-Annual Report	59

Notes to Financial Statements (continued)

lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Cybersecurity Risk—As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 6.	Capital-Share Transactions

The Fund has authorized 27 billion shares of common stock, par value $0.0001 per share. Each SCB Class, Advisor Class and Class Z of the Portfolios is allocated 1 billion shares. The balance of the authorized shares have been allocated to share classes that are currently not offered.

60	Bernstein Fund, Inc.

Share transactions for each Portfolio for the six months ended March 31, 2022 and the year ended September 30, 2021, were as follows:

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21
SCB Class Shares

Shares sold	7,352	25,857	$114,378	$375,348

Shares issued to shareholders on reinvestment of dividends and distributions	23,104	1,828	350,482	23,193

Shares redeemed	(37,572)	(124,509)	(540,471)	(1,740,086)

Net decrease	(7,116)	(96,824)	$(75,611)	$(1,341,545)

Advisor Class Shares

Shares sold	1,296,194	2,500,524	$19,189,117	$35,807,023

Shares issued to shareholders on reinvestment of dividends and distributions	1,859,600	190,207	28,321,701	2,419,437

Shares redeemed	(2,630,554)	(7,855,959)	(39,574,670)	(111,213,408)

Net increase (decrease)	525,240	(5,165,228)	$7,936,148	$(72,986,948)

Class Z Shares

Shares sold	0	5,582	$0	$82,836

Shares issued to shareholders on reinvestment of dividends and distributions	640,512	57,660	9,748,601	732,856

Shares redeemed	(1,319,375)	(476,897)	(18,625,882)	(6,438,248)

Net decrease	(678,863)	(413,655)	$(8,877,281)	$(5,622,556)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21
SCB Class Shares

Shares sold	111,382	335,053	$1,430,421	$4,054,689

Shares issued to shareholders on reinvestment of dividends and distributions	169,965	46,902	2,190,851	537,030

Shares redeemed	(225,596)	(1,079,447)	(2,869,107)	(13,363,582)

Net increase (decrease)	55,751	(697,492)	$752,165	$(8,771,863)

2022 Semi-Annual Report	61

Notes to Financial Statements (continued)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21
Advisor Class Shares

Shares sold	4,640,441	7,708,373	$58,943,639	$97,452,713

Shares issued to shareholders on reinvestment of dividends and distributions	2,422,656	666,220	31,252,262	7,634,878

Shares redeemed	(3,106,116)	(9,480,523)	(39,193,701)	(117,842,861)

Net increase (decrease)	3,956,981	(1,105,930)	$51,002,200	$(12,755,270)

Class Z Shares

Shares sold	0	9,435	$0	$127,652

Shares issued to shareholders on reinvestment of dividends and distributions	1,461,979	453,927	18,859,533	5,202,006

Shares redeemed	(4,609,635)	(1,201,471)	(55,500,000)	(15,348,379)

Net decrease	(3,147,656)	(738,109)	$(36,640,467)	$(10,018,721)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21
SCB Class Shares

Shares sold	907,505	3,148,892	$11,973,080	$40,718,452

Shares issued to shareholders on reinvestment of dividends and distributions	1,624,656	130,279	21,412,972	1,606,333

Shares redeemed	(1,744,362)	(5,422,778)	(22,982,513)	(71,875,899)

Shares issued in connection with the Reorganization	0	19,723,789	0	245,758,272

Net increase	787,799	17,580,182	$10,403,539	$216,207,158

Advisor Class Shares

Shares sold	31,441,089	58,225,325	$416,374,366	$776,134,774

Shares issued to shareholders on reinvestment of dividends and distributions	26,045,963	2,286,025	343,806,709	28,209,553

Shares redeemed	(19,448,014)	(42,597,449)	(255,824,266)	(565,315,718)

Shares issued in connection with the Reorganization	0	246,887,065	0	3,078,679,452

Net increase	38,039,038	264,800,966	$504,356,809	$3,317,708,061

62	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21	SIX MONTHS ENDED 3/31/22 (UNAUDITED)	YEAR ENDED 9/30/21
Class Z Shares

Shares sold	550,930	702,267	$6,861,000	$9,447,722

Shares issued to shareholders on reinvestment of dividends and distributions	9,124,070	1,551,141	120,620,206	19,172,105

Shares redeemed	(19,833,187)	(31,573,155)	(248,467,542)	(416,912,398)

Shares issued in connection with the Reorganization	0	65,673,579	0	820,264,571

Net increase (decrease)	(10,158,187)	36,353,832	$(120,986,336)	$431,972,000

At March 31, 2022, certain AllianceBerstein mutual funds owned 12%, 21% and 13% of Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio, respectively, in aggregate of the Portfolios’ outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolios’ performance.

NOTE 7.	Merger and Reorganization

At the Board meeting held on July 23, 2020, the Board of the Fund approved the acquisition of the assets and assumption of the liabilities of the Acquired Portfolios by the Acquiring Portfolio. The Portfolios have the same investment objective and similar investment strategies. The Reorganization was completed at the close of business December 4, 2020. Pursuant to the Reorganization, the assets and liabilities of the Acquired Portfolios shares were transferred in exchange for the shares of the Acquiring Portfolio, in a tax-free exchange as follows:

PORTFOLIO	SHARES OUTSTANDING BEFORE THE REORGANIZATION	SHARES OUTSTANDING IMMEDIATELY AFTER THE REORGANIZATION	AGGREGATE NET ASSETS BEFORE THE REORGANIZATION		AGGREGATE NET ASSETS IMMEDIATELY AFTER THE REORGANIZATION
Tax-Managed International	160,996,330	-0-	$2,926,434,366	+	$-0-

International	69,612,429	-0-	1,218,267,929	++	-0-

International Strategic Equities	350,542,748	682,827,181	4,373,059,514		8,517,761,809

+	Includes unrealized appreciation of $445,212,768.

++	Includes unrealized appreciation of $189,027,013.

Assuming the acquisition of the Acquired Portfolio’s had been completed on October 1, 2020, the Acquiring Portfolio’s pro forma results of operations for the year ended September 30, 2021, are as follows:

Net investment income	$193,213,455

Net realized and unrealized gain on investments	1,303,247,177

Net increase in net assets resulting from operations	$1,496,460,632

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since December 4, 2020.

2022 Semi-Annual Report	63

Notes to Financial Statements (continued)

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE 8.	Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 9.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

64	Bernstein Fund, Inc.

Bernstein Fund, Inc.

BOARD OF DIRECTORS

Debra Perry(1)(3)

Chair

Beata D. Kirr

President

R. Jay Gerken(1)(3)

Director

Jeffrey R. Holland(1)

Director

William Kristol(1)

Director

Michelle McCloskey(1)

Director

Donald K. Peterson(1)

Director

OFFICERS

Andrew Birse(2)

Vice President

Peter Chocian(2)

Vice President

Serdar Kalaycioglu(2)

Vice President

Samantha S. Lau(2)

Vice President

Stuart Rae(2)

Vice President

Erik A. Turenchalk(2)

Vice President

Nelson Yu(2)

Vice President

Emilie D. Wrapp

Secretary

Michael B. Reyes

Senior Vice President of the Funds

Joseph J. Mantineo,

Treasurer and Chief Financial Officer

Phyllis J. Clarke,

Controller

Vincent S. Noto,

Chief Compliance Officer

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

DISTRIBUTORS(4)

Sanford C. Bernstein & Co., LLC

1345 Avenue of the Americas

New York, NY 10105

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

TRANSFER AGENT

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

LEGAL COUNSEL

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

(1)	Member of the Audit Committee, the Governance, Nominating and Compensation Committee, and the Independent Directors Committee.
(2)	The day-to-day management of, and investment decisions for, the Portfolios are made by the senior management teams. Mr. Rae is the investment professional with the most significant responsibility for the day-to-day management of the International Strategic Equities Portfolio. Messrs. Birse, Chocian and Yu are the investment professionals with the most significant responsibility for the day-to-day management of the International Small Cap Portfolio. Ms. Lau and Messrs. Kalaycioglu and Turenchalk are the investment professionals with the most significant responsibility for the day-to-day management of the Small Cap Core Portfolio.
(3)	Member of the Pricing Committee.
(4)	Sanford C. Bernstein & Co., LLC acts as distributor of SCB Class shares of each Portfolio. AllianceBernstein Investments, Inc. acts as the principal underwriter and distributor of the Portfolios’ Advisor Class and Class Z shares. Advisor Class shares and Class Z shares are not subject to the Rule 12b-1 asset-based sales charges.

2022 Semi-Annual Report	65

Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, the Portfolios’ concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID 19 impacts. As such, the Program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

66	Bernstein Fund, Inc.

Board Consideration of Investment Management Arrangement

Bernstein Fund, Inc. (the “Fund”) is subject to Section 15 of the Investment Company Act of 1940, as amended. Section 15 provides that any investment advisory agreement with a registered investment company such as the Fund may continue in effect for a period of more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors (or by vote of a majority of the outstanding voting securities of the investment company). Pursuant to this requirement, the Fund’s Board of Directors, including the Directors who are not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Fund, on behalf of the International Strategic Equities Portfolio, International Small Cap Portfolio, and Small Cap Core Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the Fund, and AllianceBernstein L.P. (the “Adviser”)(the “Investment Management Agreement”) at a video conference meeting held on October 27-28, 2021.1

The following discussion describes the considerations in connection with the Board’s review of the Investment Management Agreement.

In connection with the annual review of the continuation of the Investment Management Agreement between the Fund and the Adviser, counsel to the Independent Directors sent a letter to the Adviser dated August 12, 2021, that contained a list of information requested by the Independent Directors to conduct their annual review. The Board of Directors, including the Independent Directors, met by video conference and received and evaluated extensive materials relating to the continuation of the Investment Management Agreement from the Adviser. In addition, the Board received materials from the Senior Analyst and an independent fee consultant as described below. On October 5, 2021, the Board of Directors held a video conference meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. At that meeting, the Independent Directors met separately with their independent counsel and the Senior Analyst and the independent fee consultant in executive sessions. Following the October 5, 2021 meeting, the Independent Directors, through counsel, requested certain additional information by means of an email from their independent counsel dated October 7, 2021, and the Adviser provided certain additional information by means of a memorandum dated October 15, 2021. The Independent Directors held a video conference meeting on October 19, 2021 with their independent counsel and the Senior Analyst to further discuss the contract renewal materials and supplemental materials provided in response to the Board’s request. On October 27-28, 2021, the Board of Directors held a video conference meeting to continue their review of the Investment Management Agreement. During this meeting, the Adviser provided further information requested by the Independent Directors relating to contract renewal, and the Independent Directors also met separately with counsel to the Independent Directors as well as the Senior Analyst to review the contract renewal materials provided by the Adviser and the materials prepared by the Senior Analyst. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below.

In approving the Investment Management Agreement, the Board, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement and considered whether the Agreement would be in the best interests of the Fund. In particular, the Board considered the information that was provided to them by the Adviser in response to their requests, as well as information prepared by the Senior Analyst and the independent fee consultant at the request of the Board. The Fund’s Senior Analyst assists the Board (as well as the boards of other funds sponsored by the Adviser) in evaluating investment management agreements and certain other plans and agreements pursuant to which the Adviser or its affiliates provide services to the Funds. The Board also considered other information provided to the Board in connection with the October 5, 2021 and October 27-28, 2021 meetings and throughout the past year.

The information considered by the Board included information with respect to the nature, extent and quality of services provided, investment performance, fees and expenses, profitability, economies of scale, and fall-out benefits and other revenue.

1 The meeting was held by video conference in view of the ongoing COVID-19 pandemic and based on exemptive relief issued by the Securities and Exchange Commission. The Board ratified the approval of the Investment Management Agreement at an in-person meeting held on April 27, 2022.

2022 Semi-Annual Report	67

Board Consideration of Investment Management Arrangement (continued)

In the Board’s consideration of the factors discussed below, no single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered and in the exercise of the Directors’ business judgment, that it was in the best interests of the Fund to approve the Investment Management Agreement including the fees to be charged for services thereunder, as summarized below.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the peer group, with respect to the fee and expense data, were available from Strategic Insight, an independent provider of investment company data. The Senior Analyst also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups. In addition, the Board received and considered information from an independent fee consultant regarding the fees and expenses of the Portfolios as well as their investment performance.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about any recent advisory fee changes with respect to other investment companies advised by the Adviser. The Board noted the differences between the services provided to the Portfolios in comparison to those provided to other types of clients, including institutional clients and other investment companies for which the Adviser acted as investment adviser or subadviser, and the differences in the entrepreneurial and other risks borne by the Adviser in serving the Portfolios compared to other types of clients. In particular, with respect to the International Strategic Equities Portfolio, the Board noted that the Portfolio’s strategy included a greater allocation to emerging markets securities, versus certain other international portfolios managed by the Adviser that did not have a similar allocation to emerging markets securities.

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s agreement to continue fee waivers and/or expense caps applicable to the International Small Cap and Small Cap Core Portfolios, the Board concluded that the contractual advisory fees as proposed were reasonable.

Nature, Extent and Quality of Services Provided

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as Directors of the Fund, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, and the Adviser’s initiative in identifying and raising potential issues with the Directors. The Board also considered the Adviser’s responsiveness, frankness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement organizational and other changes designed to improve investment results and the services provided to the Portfolios. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s commitment to strong research and investment management capabilities throughout changing market environments. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios. The Board also considered how the organizational capabilities and financial condition of the Adviser may affect the nature and quality of its services. In that regard, the Board considered information about the impact of the ongoing COVID-19 pandemic on the Adviser’s operations and the Adviser’s ability to continue to provide the same scope and quality of services to the Portfolios. The Board considered the ongoing impacts of the relocation of substantial operations of the Adviser from the New York City area to Nashville, Tennessee as well as the implications of a substantial number of the Adviser’s employees working from home during the pandemic.

68	Bernstein Fund, Inc.

In considering the nature and quality of the services provided by the Adviser, the Board, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio’s peer group, for the 1-year, 3-year and 5-year periods ended July 31, 2021 and versus each Portfolio’s benchmark index for the 1-year, 3-year, 5-year and since inception for the relevant periods, as well as the most recently available Morningstar rating for the Portfolios. The Board also received certain updated performance information as of September 30, 2021. In addition, the Directors considered information showing performance compared to peer groups and benchmarks for rolling calendar year periods and the year to date. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year. The Board recognized that the benchmark indices do not account for fees and expenses incurred by a fund, including the Portfolios. The Directors also considered how peer groups have changed over time and how comparisons may differ depending upon the selection of the peer groups or benchmark indices.

Where the Portfolios had underperformed their peer groups or benchmark indices, the Directors considered the Adviser’s explanations for performance and, as applicable, measures the Adviser had taken or proposed to take to improve performance. The Directors noted generally the Adviser’s continued efforts to enhance the services provided to the Portfolios, including enhancements to portfolio management models. The Directors also noted that they would continue to monitor investment performance closely.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the respective Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2019 and 2020, which had been reviewed by an independent consultant. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, noting that the methodology was consistent with the Adviser’s internal financial reporting. The Directors acknowledged that there are many potentially acceptable allocation methodologies for cost allocation, and that in certain cases the selected allocation methodology may not capture all costs borne by the Adviser with respect to a Portfolio. The Directors noted that they received information regarding all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide transfer agency and distribution services to the Fund, and that they had focused on profitability before taxes and distribution expenses. The Directors reviewed comparative information regarding profitability for other publicly-traded advisers, recognizing that it is difficult to make comparisons of profitability among different investment advisers because only limited comparative information is publicly available and the comparisons are affected by numerous factors including different business mixes.

After reviewing all relevant factors, the Directors, including the Independent Directors, concluded that the levels of the Adviser’s profits in respect of its management of the Portfolios were not excessive.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. In this regard, the Board considered that two other portfolios previously managed by the Adviser had been merged into the International Strategic Equities Portfolio in 2021, thereby increasing the Portfolio’s assets under management. As a result, there was a decrease in the effective advisory fee rate of the International Strategic Equities Portfolio. The Directors discussed other possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services.

The Directors also considered the Senior Analyst materials which they received in connection with the review of the Investment Management Agreement, which included information reflecting changes in asset levels of the Portfolios and in the profitability of the Adviser over various periods.

2022 Semi-Annual Report	69

Board Consideration of Investment Management Arrangement (continued)

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things and as applicable, establishing advisory fees at levels that contemplated future achievement of scale, recent fee reductions for the International Strategic Equities Portfolio, breakpoint arrangements as currently in effect for the International Strategic Equities Portfolio, the fact that the International Small Cap and Small Cap Core Portfolios are research-intensive and may be capacity-constrained, expense caps and waivers applying to the International Small Cap and Small Cap Core Portfolios, and the Adviser’s continued reinvestment in the business, including by researching and implementing new product enhancements. The Directors also noted that they would continue to monitor the growth of the Portfolios.

Fall-Out Benefits and Other Revenue

The Board, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis). The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board determined to approve the continuation of the Investment Management Agreement for an additional annual term, without change to the Portfolios’ contractual fee schedules, as set forth below.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
International Strategic Equities Portfolio	0.75% on the first $2.5 billion; 0.65% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.60% of assets in excess of $5 billion

International Small Cap Portfolio	1.00% of assets.

Small Cap Core Portfolio	0.80% of assets.

70	Bernstein Fund, Inc.

Distributor

BERNSTEIN FUND, INC.

1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105

(212) 756-4097

ISCEC-0152-0322

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Beata Kirr
Beata Kirr
President

Date:	May 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Beata Kirr
Beata Kirr
President

Date:	May 27, 2022

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 27, 2022